Document And Entity Information	6 Months Ended
Jun. 30, 2013
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jun 30, 2013
Amendment Flag	false
Entity Registrant Name	OUTERWALL INC
Entity Central Index Key	0000941604
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 370,245	$ 453,452	$ 282,894	$ 321,635	$ 329,628	$ 341,855
Accounts receivable, net of allowances of $1,591 and $2,003	60,908		58,331
Short term investments	10,000		0
Content library	172,497		177,409
Deferred income taxes	6,991		7,187
Prepaid expenses and other current assets	40,271		29,686
Total current assets	660,912		555,507
Property and equipment, net	548,629		586,124
Notes receivable	26,633		26,731
Deferred income taxes	3,953		1,373
Goodwill and other intangible assets	340,183		344,063
Other long-term assets	49,184		47,927
Total assets	1,629,494		1,561,725
Current Liabilities:
Accounts payable	177,646		250,588
Accrued payable to retailers	137,227		138,413
Other accrued liabilities	131,245		146,125
Current callable convertible debt	51,105		0
Current portion of long-term debt and other	17,515		15,529
Current portion of capital lease obligations	13,792		13,350
Total current liabilities	528,530		564,005
Long-term debt and other long-term liabilities	510,865		341,179
Capital lease obligations	13,143		15,702
Deferred tax liabilities	52,763		91,751
Total liabilities	1,105,301		1,012,637
Commitments and contingencies (Note 16)
Debt conversion feature	2,630		0
Stockholders' Equity:
Preferred stock, $0.001 par value - 5,000,000 shares authorized; no shares issued or outstanding	0		0
Common stock, $0.001 par value - 60,000,000 authorized; 36,360,814 and 35,797,592 shares issued; 28,060,007 and 28,626,323 shares outstanding	470,777		504,881
Treasury stock	(353,875)		(293,149)
Retained earnings	408,440		338,979
Accumulated other comprehensive loss	(3,779)		(1,623)
Total stockholders' equity	521,563	504,968	549,088
Total liabilities and stockholders' equity	$ 1,629,494		$ 1,561,725

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Accounts receivable, allowances	$ 1,591	$ 2,003
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, authorized	60,000,000	60,000,000
Common stock, shares issued	36,360,814	35,797,592
Common stock, shares outstanding	28,060,007	28,626,323

Consolidated Statements Of Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012
Revenue	$ 554,230		$ 532,220		$ 1,128,916		$ 1,100,399
Expenses:
Direct operating	367,101	[1]	356,799	[1]	774,900	[1]	747,209	[1]
Marketing	7,539		5,610		15,496		12,567
Research and development	3,889		3,614		8,286		7,544
General and administrative	55,746		52,788		110,962		100,599
Depreciation and other	47,747		43,005		97,185		83,109
Amortization of intangible assets	1,877		624		3,894		1,311
Total expenses	483,899		462,440		1,010,723		952,339
Operating income	70,331		69,780		118,193		148,060
Other income (expense), net:
Income (loss) from equity method investments, net (Note 9)	(9,629)		(5,044)		(16,654)		10,115
Interest expense, net	(12,018)		(3,027)		(17,551)		(7,141)
Other, net	(980)		(59)		(921)		(16)
Total other income (expense), net	(22,627)		(8,130)		(35,126)		2,958
Income before income taxes	47,704		61,650		83,067		151,018
Income tax expense	(847)		(24,775)		(13,606)		(60,447)
Net income	46,857		36,875		69,461		90,571
Foreign currency translation adjustment	(242)	[2]	(862)	[2]	(2,156)	[2]	(135)	[2]
Comprehensive income	$ 46,615		$ 36,013		$ 67,305		$ 90,436
Earnings per share:
Basic earnings per share	$ 1.71		$ 1.2		$ 2.53		$ 2.95
Diluted earnings per share	$ 1.64		$ 1.11		$ 2.42		$ 2.75
Weighted average shares used in basic per share calculations	27,438		30,776		27,465		30,682
Weighted average shares used in diluted per share calculations	28,537		33,190		28,737		32,908

[1]	“Direct operating” excludes depreciation and other of $31.6 million and $64.9 million for the three and six months ended June 30, 2013 , respectively, and $30.2 million and $60.2 million for the three and six months ended June 30, 2012, respectively.
[2]	Foreign currency translation adjustment has no tax effect for the three and six months ended June 30, 2013 and 2012, respectively.

Consolidated Statements Of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Depreciation and other excluded from direct operating expenses	$ 31.6	$ 30.2	$ 64.9	$ 60.2

Consolidated Statements Of Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total		Common Stock [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]
BALANCE at Dec. 31, 2012	$ 549,088		$ 504,881	$ (293,149)	$ 338,979	$ (1,623)
BALANCE (in shares) at Dec. 31, 2012	28,626,323		28,626,323
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from exercise of options, net (in shares)			344,006
Proceeds from exercise of options, net	10,519		10,519
Adjustments related to tax withholding for share-based compensation (in shares)			(68,741)
Adjustments related to tax withholding for share-based compensation	(4,342)		(4,342)
Share-based payments expense (in shares)			287,866
Share-based payments expense	8,680		8,680
Tax benefit on share-based compensation expense	2,632		2,632
Repurchases of common stock (in shares)			(1,384,946)
Repurchases of common stock	(71,388)			(71,388)
Repurchase and conversion of callable convertible debt, net of tax (in shares)	255,499		255,499
Repurchase and conversion of callable convertible debt, net of tax	(38,301)		(48,963)	10,662
Reclassification of debt conversion feature to temporary equity	(2,630)		(2,630)
Net income	69,461				69,461
Foreign currency translation adjustment	(2,156)	[1]				(2,156)
BALANCE at Jun. 30, 2013	521,563		470,777	(353,875)	408,440	(3,779)
BALANCE (in shares) at Jun. 30, 2013	28,060,007		28,060,007
BALANCE at Mar. 31, 2013	504,968		486,553	(339,631)	361,583	(3,537)
BALANCE (in shares) at Mar. 31, 2013			28,060,015
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from exercise of options, net (in shares)			190,196
Proceeds from exercise of options, net	5,864		5,864
Adjustments related to tax withholding for share-based compensation (in shares)			(3,011)
Adjustments related to tax withholding for share-based compensation	(429)		(429)
Share-based payments expense (in shares)			4,808
Share-based payments expense	3,843		3,843
Tax benefit on share-based compensation expense	659		659
Repurchases of common stock (in shares)			(447,500)
Repurchases of common stock	(24,906)			(24,906)
Repurchase and conversion of callable convertible debt, net of tax (in shares)			255,499
Repurchase and conversion of callable convertible debt, net of tax	(15,051)		(25,713)	10,662
Net income	46,857				46,857
Foreign currency translation adjustment	(242)	[1]				(242)
BALANCE at Jun. 30, 2013	$ 521,563		$ 470,777	$ (353,875)	$ 408,440	$ (3,779)
BALANCE (in shares) at Jun. 30, 2013	28,060,007		28,060,007

[1]	Foreign currency translation adjustment has no tax effect for the three and six months ended June 30, 2013 and 2012, respectively.

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Operating Activities:
Net income	$ 46,857	$ 36,875	$ 69,461	$ 90,571
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and other	47,747	43,005	97,185	83,109
Amortization of intangible assets and deferred financing fees	2,590	1,155	5,167	2,374
Share-based payments expense	3,843	5,938	8,680	14,730
Excess tax benefits on share-based payments	(960)	(598)	(3,029)	(3,737)
Deferred income taxes	(47,327)	25,440	(36,911)	56,624
(Income) loss from equity method investments, net	9,629	5,044	16,654	(10,115)
Non-cash interest on convertible debt	1,111	1,764	2,774	3,481
Loss from extinguishments of callable convertible debt	4,011	0	5,949	0
Other	(482)	(1,802)	(1,811)	(3,313)
Cash flows from changes in operating assets and liabilities:
Accounts receivable	(4,955)	(4,839)	(2,650)	(6,615)
Content library	(16,700)	(722)	4,912	(4,040)
Prepaid expenses and other current assets	(2,690)	(3,062)	(10,611)	(6,874)
Other assets	388	444	902	995
Accounts payable	(41,001)	12,634	(70,972)	(26,027)
Accrued payable to retailers	14,424	11,891	(273)	(2,123)
Other accrued liabilities	13,077	6,136	(14,763)	5,181
Net cash flows from operating activities	29,562	139,303	70,664	194,221
Investing Activities:
Purchases of property and equipment	(35,499)	(38,694)	(68,730)	(76,701)
Proceeds from sale of property and equipment	12,700	525	12,832	669
Net sales (purchases) of short term investments	43,000	0	(10,000)	0
Receipt of note receivable principal	0	0	95	0
Acquisition of NCR DVD kiosk business	0	(100,000)	0	(100,000)
Equity investments	0	0	(14,000)	(28,350)
Net cash flows from investing activities	20,201	(138,169)	(79,803)	(204,382)
Financing Activities:
Proceeds from issuance of senior unsecured notes	0	0	343,769	0
Financing costs associated with senior unsecured notes	(142)	0	(444)	0
Principal payments on term loan and repurchase of convertible debt	(110,460)	(2,187)	(176,196)	(4,375)
Repurchases of common stock	(24,906)	(4,058)	(71,388)	(4,058)
Principal payments on capital lease obligations and other debt	(4,200)	(4,511)	(7,451)	(9,194)
Excess tax benefits related to share-based payments	960	598	3,029	3,737
Proceeds from exercise of stock options, net	5,652	1,768	6,745	3,981
Net cash flows from financing activities	(133,096)	(8,390)	98,064	(9,909)
Effect of exchange rate changes on cash	126	(737)	(1,574)	(150)
Increase (decrease) in cash and cash equivalents	(83,207)	(7,993)	87,351	(20,220)
Cash and cash equivalents:
Beginning of period	453,452	329,628	282,894	341,855
End of period	370,245	321,635	370,245	321,635
Supplemental disclosure of cash flow information:
Cash paid during the period for interest	1,502	1,050	5,910	6,781
Cash paid during the period for income taxes	44,193	3,939	44,998	5,469
Supplemental disclosure of non-cash investing and financing activities:
Purchases of property and equipment financed by capital lease obligations	2,160	4,985	5,615	6,295
Purchases of property and equipment included in ending accounts payable	26,829	19,061	26,829	19,061
Non-cash gain included in equity investments	0	0	0	19,500
Common stock issued on conversion of callable convertible debt	14,278	0	14,278	0
Non-cash debt issue costs	$ 0	$ 0	$ 6,231	$ 0

Basis Of Presentation And Principles Of Consolidation (Notes)	6 Months Ended
Jun. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis Of Presentation And Principles Of Consolidation [Text Block]
BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION
The unaudited consolidated financial information included herein has been prepared by Outerwall Inc., pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). On June 27, 2013, we changed our name to Outerwall Inc. The name change reflects the evolution of our company from a single coin-counting kiosk business into multiple automated retail businesses. The unaudited consolidated financial statements of Outerwall Inc. included herein reflect all adjustments, consisting only of normal recurring adjustments that, in the opinion of management, are necessary to present fairly our consolidated financial position, results of operations, and cash flows for the periods presented. The financial information as of December 31, 2012, is derived from our 2012 Annual Report on Form 10-K. The consolidated financial statements included within this Quarterly Report on Form 10-Q should be read in conjunction with the consolidated financial statements and the notes thereto included in our 2012 Annual Report on Form 10-K. The results of operations for the interim periods presented are not necessarily indicative of the results to be expected for the full year.
The accompanying consolidated financial statements include the accounts of Outerwall Inc. and our wholly-owned subsidiaries. Investments in companies of which we may have significant influence, but not a controlling interest, are accounted for using the equity method of accounting. All significant intercompany balances and transactions have been eliminated in consolidation.
Accounting Pronouncements Adopted During the Current Year
In July 2012, the FASB issued ASU No. 2012-2, “Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment” ("ASU 2012-2"). ASU 2012-2 allows an entity to first assess qualitative factors to determine whether it is necessary to perform the quantitative impairment test for indefinite-lived intangible assets. An organization that elects to perform a qualitative assessment no longer is required to perform the quantitative impairment test for an indefinite-lived intangible asset if it is not more likely than not that the asset is impaired. ASU 2012-2, which applies to all public, private, and not-for-profit organizations, is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Our adoption of ASU 2012-2 in the first quarter of 2013 did not have a material impact on our financial position, results of operations or cash flows.
On February 5, 2013, the FASB issued ASU No. 2013-2, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income” ("ASU 2013-2"). ASU 2013-2 was issued to address concerns raised in the initial issuance of ASU No. 2011-5, “Presentation of Comprehensive Income”, for which the Board deferred the effective date of certain provisions relating to the presentation of reclassification adjustments in the income statement. With the issuance of ASU 2013-2 entities are now required to disclose:

•	For items reclassified out of accumulated other comprehensive income and into net income in their entirety, the effect of the reclassification on each affected net income line item; and

•
For AOCI reclassification items that are not reclassified in their entirety into net income, a cross reference to other required disclosures under generally accepted accounting standards in the United States ("US GAAP").

This information may be provided either in the notes or parenthetically on the face of the statement that reports net income as long as all the information is disclosed in a single location. However, an entity is prohibited from providing this information parenthetically on the face of the statement that reports net income if it has items that are not reclassified in their entirety into net income. For public entities, ASU 2013-2 is effective for annual reporting periods beginning after December 15, 2012 and interim periods within those years. Our adoption of ASU 2013-2 in the first quarter of 2013 did not have a material impact on our financial position, results of operations or cash flows.

Summary of Significant Accounting Policies (Notes)	6 Months Ended
Jun. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Significant Accounting Policies [Text Block]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Content Library
Content library consists of movies and video games available for rent or purchase. We obtain our movie and video game content through revenue sharing agreements and license agreements with studios and game publishers, as well as through distributors and other suppliers. The cost of content mainly includes the cost of the movies and video games, labor, overhead, freight, and studio revenue sharing expenses. The content purchases are capitalized and amortized to their estimated salvage value as a component of direct operating expenses over the usage period. Content salvage values are estimated based on the amounts that we have historically recovered on disposal. For purchased content that we expect to sell at the end of its useful life, we determine an estimated salvage value. For licensed content that we do not expect to sell, no salvage value is provided. The useful lives and salvage value of our content library are periodically reviewed and evaluated. The amortization charges were derived utilizing rental curves based on historical performance of movies and games over their useful lives and recorded on an accelerated basis, reflecting higher rentals of movies and video games in the first few weeks after release, and substantially all of the amortization expense is recognized within one year of purchase.
In the second quarter of 2013, the Company completed a review of its content library amortization methodology and updated the methodology in order to add greater precision to product cost amortization. The previous method recognized accelerated amortization of content library costs at a rate faster than the decline in the content library's value due to the recognition of charges in addition to the normal rental curve amortization whenever individual discs were removed from kiosks, a process we define as "thinning". The Company's most recent analysis has shown that its amortization curves can reasonably capture the effect of thinning and therefore eliminates the need for additional charges at the time of thinning and provides a better correlation of costs to revenue. The modified approach to amortizing the cost of the content library is based on updated rental curves, which incorporate thinning estimates, and provides a more systematic method for recognizing the costs of movie and game titles. The Company anticipates that this new method will better align the recognition of costs with the related revenue.
The Company believes that the change in its content library amortization methodology, to be made on a prospective basis, is a change in accounting estimate that is effected by a change in accounting principle. The Company believes that the modified content library amortization methodology is preferable because it better reflects the pattern of consumption of the expected benefits of the content library. See Exhibit 18.1 for a copy of our auditor's preferability letter which we have included in this 10-Q.
The effect of this change resulted in a reduction of product costs, as reported in direct operating expenses, of approximately $21.7 million in the second quarter of 2013, with those costs shifted to primarily the third and fourth quarters and some into 2014. The change resulted in a corresponding increase to the balance of our content library. In addition, the change in amortization methodology is expected to shift product costs on titles purchased during the second half of 2013 into 2014 as amortization is less accelerated than under the prior method. Under the modified amortization methodology, substantially all of the amortization expense will continue to be recognized within one year of purchase. For the second quarter of 2013, the change resulted in a benefit to net income of $13.4 million or $0.49 in basic earnings per share and $0.47 in diluted earnings per share.

Organization And Business (Notes)	6 Months Ended
Jun. 30, 2013
Organization And Business [Abstract]
Organization And Business [Text Block]
ORGANIZATION AND BUSINESS
Description of Business
We are a leading provider of automated retail solutions offering convenient products and services that benefit consumers and drive incremental retail traffic and revenue for retailers.
On June 27, 2013, our name change from Coinstar, Inc. to Outerwall Inc. was approved by stockholders. The name change reflects the evolution of our company from a single coin-counting kiosk business into multiple automated retail businesses. The name Outerwall was selected as an umbrella corporate brand that encompasses our current operations and provides a platform for future automated retail opportunities. As part of our name change, we have changed the name of our Coin business segment to the Coinstar business segment.
Our core offerings in automated retail include our Redbox and Coinstar segments. Our Redbox segment consists of self-service kiosks where consumers can rent or purchase movies and video games. Our Coinstar segment consists of self-service coin-counting kiosks where consumers can convert their coins to cash or stored value products. Our New Ventures segment is focused on identifying, evaluating, building, and developing innovative self-service concepts in the marketplace. Our kiosks are located primarily in supermarkets, drug stores, mass merchants, financial institutions, convenience stores, and restaurants. Our kiosk and location counts as of June 30, 2013, are as follows:

	Kiosks	Locations
Redbox(1)	43,600	35,900
Coinstar	20,700	20,500
New Ventures	340	340
Total(1)	64,640	56,740
(1) As of June 30, 2013, no kiosks acquired from NCR remained in service. See Note 4: Business Combination for more information on the NCR Asset Acquisition.

Business Combination (Notes)	6 Months Ended
Jun. 30, 2013
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
BUSINESS COMBINATION
On June 22, 2012, Redbox acquired certain assets of NCR Corporation (“NCR”) related to NCR’s self-service entertainment DVD kiosk business (the “NCR Asset Acquisition”). The purchased assets include, among others, self-service DVD kiosks, content library, intellectual property, and certain related contracts, including with certain retailers. In consideration, Redbox paid NCR $100.0 million in cash and assumed certain liabilities of NCR related to the purchased assets. The operating results of NCR’s self-service entertainment DVD kiosk business are included in our Redbox segment results.
We accounted for the NCR Asset Acquisition as a business combination. In accordance with US GAAP, the measurement period for our purchase price allocation ends as soon as information regarding our assessment of the quality and quantity of the kiosks acquired as well as certain facts and circumstances becomes available; such measurement period will not exceed twelve months from the acquisition date. During the second quarter of 2013, we obtained sufficient evidence regarding the quality and market value of the kiosks acquired (See Note 7: Property and Equipment for more information on the sale of certain NCR kiosks during the second quarter of 2013) to finalize our purchase price allocation. As a result, we retroactively adjusted our purchase price allocation to increase the value assigned to the kiosks acquired by $14.8 million with a corresponding decrease to goodwill to the period in which the NCR Asset Acquisition occurred. This adjustment to our purchase price allocation resulted in an immaterial difference in depreciation which we recorded as a cumulative adjustment in the second quarter of 2013.
The following table shows our preliminary purchase price allocation, adjustments we made during the six months ended June 30, 2013 and our final purchase price allocation based on the fair value of the assets acquired and liabilities assumed at the NCR Asset Acquisition date as follows:

	June 22, 2012
Dollars in thousands	Preliminary	Adjustments	Final
Assets acquired:
Content library	$4,330	$—	$4,330
Prepaid expenses	240	—	240
Deferred income taxes	1,500	—	1,500
Property and equipment	9,130	14,766	23,896
Intangible assets	46,960	—	46,960
Goodwill	42,110	(14,766)	27,344
Total assets acquired	104,270	—	104,270
Liabilities assumed:
Accrued liabilities	(4,270)	—	(4,270)
Total consideration paid in cash	$100,000	$—	$100,000

Goodwill of $27.3 million, attributable primarily to the future expected synergies and operational efficiencies, as well as market expansion, has been assigned to our Redbox segment. The majority of the goodwill is deductible for tax purposes.
We estimated the fair value of the acquired identifiable intangible assets based on the forecasted future cash flows discounted at a rate of approximately 11%. A portion of the purchase price is allocated to the following identifiable intangible assets:

Dollars in thousands	Purchase Price	Estimated Useful Life in Years
Intangible assets:
Retailer relationships	$40,000	10
Patents	6,300	8
Trademark and trade name	500	1
Internal use software	160	1
Total	$46,960
As of the date of acquisition, we estimated the weighted-average useful life of the acquired identifiable intangible assets to be 9.6 years.
Based on the identified intangible assets recorded as of the closing date and assuming no subsequent impairment of the underlying assets, the estimated remaining amortization as of June 30, 2013 is as follows:

Dollars in thousands	Amortization Expense
Remainder of 2013	$2,395
2014	4,788
2015	4,788
2016	4,788
2017	4,788
2018	4,788
Thereafter	15,178
Total remaining amortization	$41,513

Cash And Cash Equivalents (Notes)	6 Months Ended
Jun. 30, 2013
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]
CASH AND CASH EQUIVALENTS
Cash and Cash Equivalents
We consider all highly liquid investments with an original maturity of three months or less to be cash equivalents. Our cash equivalents were $88.9 million and $60.4 million at June 30, 2013, and December 31, 2012, respectively, consisting of money market demand accounts and investment grade fixed income securities such as money market funds, certificate of deposits, and commercial paper. Our cash balances with financial institutions may exceed the deposit insurance limits.
Included in our cash and cash equivalents at June 30, 2013, and December 31, 2012, were $95.8 million and $91.8 million, respectively that we identified for settling our accrued payable to our retailer partners in relation to our Coinstar kiosks.

Short Term Investments (Notes)	6 Months Ended
Jun. 30, 2013
Short-term Investments [Abstract]
Investment Holdings, Schedule of Investments [Text Block]
SHORT TERM INVESTMENTS
As of June 30, 2013, we had $10.0 million of short-term investments, which consists of high credit quality, tax-exempt Variable Rate Demand Notes ("VRDNs"). VRDNs have a put option that allows them to be liquidated generally on a same day or a five business day settlement basis. All of the put options are secured by a pledged liquidity source and are backed by highly rated financial institutions.
We classify these short-term investments as available for sale. VRDNs have variable interest rates that reset at regular intervals. Because our VRDNs have short reset periods, their cost approximates fair value and there were no realized or unrealized gains or losses related to the securities.

Property And Equipment (Notes)	6 Months Ended
Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Property And Equipment [Text Block]
PROPERTY AND EQUIPMENT

Dollars in thousands	June 30, 2013	December 31, 2012
Kiosks and components	$1,063,240	$1,041,755
Computers, servers, and software	216,131	195,756
Office furniture and equipment	6,908	6,538
Vehicles	6,680	7,278
Leasehold improvements	22,283	19,743
Property and equipment, at cost	1,315,242	1,271,070
Accumulated depreciation and amortization	(766,613)	(684,946)
Property and equipment, net	$548,629	$586,124

During the first quarter of 2013, we began exploring strategic alternatives for our New Ventures refurbished electronics concept, Orango™, and determined that certain assets related to this concept would be sold or otherwise disposed of before the end of their previously established useful lives. Our estimated fair value of these assets, less the cost to sell them, exceeded their carrying value by $3.2 million. We determined our estimate of fair value by applying a cash flow approach. As a result, during the first quarter of 2013, we recognized charges of $2.7 million in depreciation and other and $0.5 million in direct operating in our Consolidated Statements of Comprehensive Income. We did not separately present the assets or liabilities of the concept as held for sale in our Consolidated Balance Sheets because the amounts are immaterial.
During the second quarter of 2013, we entered into an arrangement to sell certain kiosks previously acquired from NCR (the “NCR Kiosks”) through the sale of a previously consolidated entity which held certain of the NCR kiosks with a net book value of $12.4 million. Total proceeds from the sale of the entity were $11.8 million and are recorded within proceeds from sale of property and equipment within our Consolidated Statements of Cash Flows. As a result of this sale and certain reorganizations we recorded a one-time tax benefit as described in Note 17: Income Taxes.

Goodwill And Other Intangible Assets (Notes)	6 Months Ended
Jun. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets [Text Block]
GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill
The carrying amount of goodwill was as follows:

	June 30, 2013	December 31, 2012
Dollars in thousands
Goodwill	$295,094	$309,860
Adjustment	—	(14,766)
Total goodwill	$295,094	$295,094

During the six months ended June 30, 2013, we finalized the purchase price allocation associated with the NCR Asset Acquisition resulting in a $14.8 million decrease in Goodwill. See Note 4: Business Combination for more information.
Other Intangible Assets
The gross amount of our other intangible assets and the related accumulated amortization were as follows:

Dollars in thousands	Amortization Period	June 30, 2013	December 31, 2012
Retailer relationships	5 - 10 years	$53,344	$53,344
Accumulated amortization		(14,663)	(11,518)
		38,681	41,826
Other	1 - 40 years	9,418	9,404
Accumulated amortization		(3,010)	(2,261)
		6,408	7,143
Intangible assets, net		$45,089	$48,969

Amortization expense was as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
Dollars in thousands	2013	2012	2013	2012
Retailer relationships	$1,568	$614	$3,145	$1,229
Other	309	10	749	82
Total amortization of intangible assets	$1,877	$624	$3,894	$1,311

Expected future amortization is as follows:

Dollars in thousands	Retailer Relationships	Other
Remainder of 2013	$3,105	$487
2014	5,432	975
2015	4,012	940
2016	4,012	828
2017	4,012	806
2018	4,012	802
Thereafter	14,096	1,570
Total expected amortization	$38,681	$6,408

Equity Method Investments and Related Party Transactions (Notes)	6 Months Ended
Jun. 30, 2013
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments and Related Party Transactions [Text Block]
EQUITY METHOD INVESTMENTS AND RELATED PARTY TRANSACTIONS
Redbox Instant™ by Verizon
In February 2012, Redbox and Verizon Ventures IV LLC (“Verizon”), a wholly owned subsidiary of Verizon Communications Inc., entered into a Limited Liability Company Agreement (the “LLC Agreement”) and related arrangements. The LLC Agreement governs the relationship of the parties with respect to a joint venture, Redbox Instant by Verizon (the “Joint Venture”) formed for the primary purpose of developing, launching, marketing and operating a nationwide “over-the-top” video distribution service to provide consumers with access to video programming content, including linear content, delivered via broadband networks to video enabled viewing devices and offering rental of physical DVDs and Blu-ray™ discs from Redbox kiosks. Redbox initially acquired a 35.0% ownership interest in the Joint Venture and made an initial capital contribution of $14.0 million in cash in February 2012 subsequent to the formation of the Joint Venture. The Joint Venture board of managers may request each member to make additional capital contributions, on a pro rata basis relative to its respective ownership interest. If a member does not make any or all of its requested capital contributions, as the case may be, the other contributing member generally may make such capital contributions. So long as Redbox contributes its pro rata share of the first $450.0 million of capital contributions to the Joint Venture, Redbox’s interest cannot be diluted below 10.0%. During the first quarter of 2013, at the request of the Joint Venture board of managers, Redbox made a cash payment of $14.0 million representing its pro-rata share of the requested capital contribution.
In addition to the initial cash capital contribution, Redbox granted the Joint Venture a limited, non-exclusive, non-transferable, royalty-free right and license to use certain Redbox trademarks, of which the estimated fair value was approximately $30.0 million based on an evaluation of information available as of the date of the grant. As a result, we recognized a gain of $19.5 million related to the pro-rata amount of fair value given up in exchange for our 35.0% interest in the Joint Venture. See Note 15: Fair Value for additional information about how we estimated the fair value of the Redbox trademarks. The initial excess of our cost of the investment in the Joint Venture over our share of the Joint Venture’s equity will be used to adjust future amortization expense.
We account for Redbox’s ownership interest in the Joint Venture using the equity method of accounting. During the first quarter of 2012, the transaction related costs of $4.4 million were recorded as a part of the equity investment in the Joint Venture. We recognized a loss of approximately $14.6 and $8.3 million from our equity method investment, representing our share of the Joint Venture’s operating results as well as the amortization of differences in carrying amount and underlying equity for the six month periods ended June 30, 2013, and 2012, respectively. Separate from equity method accounting for our ownership interest in the Joint Venture, we record revenue attributable with the rental of DVDs and Blu-ray discs from our Redbox kiosks arising from Joint Venture subscribers within our Redbox segment.
Redbox has certain rights to cause Verizon to acquire Redbox’s interest in the Joint Venture at fair value (generally following the fifth anniversary of the LLC Agreement or in limited circumstances, at an earlier period of time) and Verizon has certain rights to acquire Redbox’s interest in the Joint Venture at fair value (generally following the seventh anniversary of the LLC Agreement, or, in limited circumstances, the fifth anniversary of the LLC Agreement).
Other Equity Method Investments
We make strategic equity investments in external companies that provide automated self-service kiosk solutions. Our equity method investments and ownership percentages as of June 30, 2013, were as follows:

Dollars in thousands	Equity Investment	Ownership Percentage
Redbox Instant by Verizon	$25,210	35%
Other equity investments	11,275	10% - 23%
Equity method investments	$36,485

Our equity method investments are included within other long-term assets on our Consolidated Balance Sheets.
On July 1, 2013, we entered into an agreement and plan of merger with one of our equity method investments, ecoATM, Inc which we completed on July 23, 2013. For additional information see Note 18: Subsequent Events.
Income (loss) from Equity Method Investments
Income from equity method investments within our Consolidated Statements of Comprehensive Income is composed of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
Dollars in thousands	2013	2012	2013	2012
Trademark gain	$—	$—	$—	$19,500
Proportionate share of net loss of equity method investees:
Redbox Instant by Verizon	(7,575)	(4,001)	(13,397)	(7,258)
Other	(1,435)	(675)	(2,019)	(1,096)
Total proportionate share of net loss of equity method investees	(9,010)	(4,676)	(15,416)	(8,354)
Amortization of difference in carrying amount and underlying equity in Redbox Instant by Verizon	(619)	(368)	(1,238)	(1,031)
Total income (loss) from equity method investments	$(9,629)	$(5,044)	$(16,654)	$10,115

Related Party Transactions
At June 30, 2013 and December 31, 2012, included within accounts receivable, net of allowance, on our Consolidated Balance Sheets, was $12.6 million and $0.9 million, respectively, due from the Joint Venture related to costs incurred by Redbox on behalf of the Joint Venture during the normal course of business.

Debt And Other Long-Term Liabilities (Notes)	6 Months Ended
Jun. 30, 2013
Long-term Debt, Unclassified [Abstract]
Long Term Debt and Other Liabilities [Text Block]
DEBT AND OTHER LONG-TERM LIABILITIES

As of June 30, 2013	Debt and Other Liabilities
Dollars in thousands	Current	Long-term	Total
Senior unsecured notes	$—	$350,000	$350,000
Callable convertible debt	51,105	—	51,105
Term loan	17,500	135,625	153,125
Asset retirement obligation	—	12,444	12,444
Other liabilities	15	12,796	12,811
Total	$68,620	$510,865	$579,485
As of December 31, 2012	Debt and Other Liabilities
Dollars in thousands	Current	Long-term	Total
Convertible debt	$—	$172,810	$172,810
Term loan	15,312	144,375	159,687
Asset retirement obligation	—	14,020	14,020
Other liabilities	217	9,974	10,191
Total	$15,529	$341,179	$356,708

Senior Unsecured Notes
On March 12, 2013, we and certain subsidiaries of ours, as subsidiary guarantors (the “Subsidiary Guarantors”), entered into an indenture (the “Indenture”) with Wells Fargo Bank, National Association, as trustee, pursuant to which we issued $350.0 million principal amount of 6.000% Senior Notes due 2019 (the “Notes”) at par for proceeds, net of expenses, of $343.8 million and the Subsidiary Guarantors would guarantee the Notes (the “Guarantees”). We will use the proceeds of this offering primarily toward Convertible Note repayment and other corporate purposes. The Notes and the Guarantees are general unsecured obligations and are effectively subordinated to all of our and Subsidiary Guarantors’ existing and future secured debt to the extent of the collateral securing that secured debt. In addition, the Notes will be effectively subordinated to all of the liabilities of our existing and future subsidiaries that are not guaranteeing the Notes. Interest on the Notes will be payable on March 15 and September 15 of each year, beginning on September 15, 2013, with the Notes maturing on March 15, 2019.
We may redeem any of the Notes beginning on March 15, 2016, at a redemption price of 103% of their principal amount plus accrued and unpaid interest (and additional interest, if any); then the redemption price for the Notes will be 101.5% of their principal amount plus accrued and unpaid interest (and additional interest, if any) for the twelve-month period beginning March 15, 2017; and then the redemption price for the Notes will be 100% of their principal amount plus accrued interest and unpaid interest (and additional interest, if any) beginning on March 15, 2018. We may also redeem some or all of the Notes before March 15, 2016, at a redemption price of 100% of the principal amount, plus accrued and unpaid interest (and additional interest, if any), to the redemption date, plus an applicable “make-whole” premium. In addition, before March 15, 2016, we may redeem up to 35% of the aggregate principal amount of the Notes with the proceeds of certain equity offerings at 106% of their principal amount plus accrued and unpaid interest (and additional interest, if any); the Company may make such redemption only if, after any such redemption, at least 65% of the aggregate principal amount of Notes originally issued remains outstanding.
Upon a change of control (as defined in the Indenture), we will be required to make an offer to purchase the Notes or any portion thereof. That purchase price will equal 101% of the principal amount of the Notes on the date of purchase plus accrued and unpaid interest (and additional interest, if any). If we make certain asset sales and do not reinvest the proceeds or use such proceeds to repay certain debt, we will be required to use the proceeds of such asset sales to make an offer to purchase the Notes at 100% of their principal amount, together with accrued and unpaid interest and additional interest, if any, to the date of purchase.
The terms of the Notes restrict our ability and the ability of certain of its subsidiaries to, among other things: incur additional indebtedness; create liens; pay dividends or make distributions in respect of capital stock; purchase or redeem capital stock; make investments or certain other restricted payments; sell assets; enter into transactions with stockholders or affiliates; or effect a consolidation or merger. However, these and other limitations set forth in the Indenture will be subject to a number of important qualifications and exceptions.
The Indenture provides for customary events of default which include (subject in certain cases to grace and cure periods), among others: nonpayment of principal or interest or premium; breach of covenants or other agreements in the Indenture; defaults in failure to pay certain other indebtedness; the failure to pay certain final judgments; the invalidity of certain of the Subsidiary Guarantors’ Guarantees; and certain events of bankruptcy, insolvency or reorganization. Generally, if an event of default occurs and is continuing under the Indenture, either the trustee or the holders of at least 25% in aggregate principal amount of the Notes then outstanding may declare the principal amount plus accrued and unpaid interest on the Notes to be immediately due and payable.
Revolving Line of Credit and Term Loan
Our current credit facility, entered into on July 15, 2011, provides for a five-year, $175.0 million term loan and a $450.0 million revolving line of credit. Subject to additional commitments from lenders, we have the option to increase the aggregate facility size by $250.0 million, which can comprise additional term loans and a revolving line of credit.
The credit facility is secured by a first priority security interest in substantially all of our assets and the assets of our domestic subsidiaries, as well as a pledge of a substantial portion of certain equity interests in our subsidiaries. As of June 30, 2013, there was no outstanding revolving line of credit borrowing and we were in compliance with the covenants of the credit facility.
On July 15, 2011, we borrowed $175.0 million under the term loan facility. The Credit Facility matures on July 15, 2016, at which time all outstanding borrowings must be repaid. The annual interest rate on the credit facility is variable, based on an index plus a margin determined by our consolidated net leverage ratio. In 2013, the applicable LIBOR Rate margin was fixed at 125 basis points and the applicable Base Rate margin was fixed at 25 basis points. The interest rate on amounts outstanding under the term loan at June 30, 2013, was 1.45%.
The term loan is subject to mandatory debt repayments of the outstanding borrowings. The schedule of future principal repayments is as follows:

Dollars in thousands	Repayment Amount
Remaining due in 2013	$8,751
2014	19,687
2015	21,875
2016	102,812
Total	$153,125

Convertible Debt
The aggregate outstanding principal of our 4.0% Convertible Senior Notes (the “Convertible Notes”) is $53.7 million. The Convertible Notes bear interest at a fixed rate of 4.0% per annum, payable semi-annually in arrears on each March 1 and September 1, and mature on September 1, 2014. The effective interest rate at issuance was 8.5%. As of June 30, 2013, we were in compliance with all covenants.
The Convertible Notes become convertible (the “Conversion Event”) when the closing price of our common stock exceeds $52.38, 130% of the Convertible Notes’ conversion price, for at least 20 trading days during the 30 consecutive trading days prior to each quarter-end date. If the Convertible Notes become convertible and should the holders elect to convert, we will be required to pay them up to the full face value of the Convertible Notes in cash as well as deliver shares of our common stock for any excess conversion value. The number of potentially issued shares increases as the market price of our common stock increases. As of June 30, 2013, such early conversion event was met. As a result, the Convertible Notes were classified as a current liability and the debt conversion feature was classified as temporary equity on our Consolidated Balance Sheets. In the six months ended June 30, 2013, we retired a combined 131,248 Convertible Notes or $131.2 million in face value of Convertible Notes, through open market purchases and the note holders electing to convert, for $169.6 million in cash and the issuance of 255,499 shares of common stock. The amount by which the total consideration including cash paid and value of the shares issued exceeds the fair value of the Notes is recorded as a reduction of stockholders’ equity. The loss from early extinguishment of these Convertible Notes was approximately $5.9 million and is recorded in interest expense in our Consolidated Statements of Comprehensive Income. Additional details of our Convertible Notes are as follows:

Dollars in thousands	Principal	Discount	Net
Outstanding December 31, 2012	$184,983	$(12,173)	$172,810
Early extinguishments and debt conversion	(131,248)	6,769	(124,479)
Amortization of discount	—	2,774	2,774
Outstanding June 30, 2013	$53,735	$(2,630)	$51,105

The following interest expense was related to our Convertible Notes:

	Three Months Ended June 30,		Six Months Ended June 30,
Dollars in thousands	2013	2012	2013	2012
Contractual interest expense	$1,115	$2,000	$2,816	$4,000
Amortization of debt discount	1,111	1,764	2,774	3,481
Total interest expense related to the Convertible Notes	$2,226	$3,764	$5,590	$7,481

The remaining unamortized debt discount is expected to be recognized as non-cash interest expense as follows (in thousands):

Non-cash
Year	Interest Expense
Remainder of 2013	$1,090
2014	1,540
Total unamortized discount	$2,630

Total interest expense including the loss on early retirement of debt for the three months ended June 30, 2013 and 2012 was $13.3 million and $4.2 million, respectively, and was $19.9 and $9.4 million for the six months ended June 30, 2013 and 2012 respectively. As of June 30, 2013 we were in compliance with all debt covenants.

Repurchases Of Common Stock (Notes)	6 Months Ended
Jun. 30, 2013
Class of Stock Disclosures [Abstract]
Repurchases Of Common Stock [Text Block]
REPURCHASES OF COMMON STOCK
Board Authorization
On January 31, 2013, our Board of Directors approved an additional repurchase program of up to $250.0 million of our common stock plus the cash proceeds received from the exercise of stock options by our officers, directors, and employees.
The following table presents a summary of our authorized stock repurchase balance:

Board
Dollars in thousands	Authorization
Authorized repurchase - as of January 1, 2013	$133,640
Additional board authorization	250,000
Proceeds from the exercise of stock options	10,519
Repurchase of common stock from open market	(71,388)
Authorized repurchase - as of June 30, 2013	$322,771

Share-Based Payments (Notes)	6 Months Ended
Jun. 30, 2013
Share-based Compensation [Abstract]
Share-Based Payments [Text Block]
SHARE-BASED PAYMENTS
We currently grant share-based awards to our employees, non-employee directors and consultants under our 2011 Incentive Plan (the “Plan”). The Plan permits the granting of stock options, restricted stock, restricted stock units, and performance-based restricted stock.
Certain information regarding our share-based payments is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
Dollars in thousands	2013	2012	2013	2012
Share-based payments expense:
Share-based compensation - stock options	$321	$630	$898	$1,399
Share-based compensation - restricted stock	2,691	2,256	5,306	4,936
Share-based payments for content arrangements	831	3,052	2,476	8,395
Total share-based payments expense	$3,843	$5,938	$8,680	$14,730
Tax benefit on share-based payments expense	$1,459	$2,234	$3,289	$5,568

	June 30, 2013
	Unrecognized Share- Based	Weighted-Average
Dollars in thousands	Payments Expense	Remaining Life
Unrecognized share-based payments expense:
Share-based compensation - stock options	$2,115	2.6 years
Share-based compensation - restricted stock	24,586	2.7 years
Share-based payments for content arrangements	2,148	1.3 years
Total unrecognized share-based payments expense	$28,849

Share-Based Compensation
Stock options
Shares of common stock are issued upon exercise of stock options. Certain other information regarding our stock-based awards is as follows:

•	Stock options are granted only to our executives and non-employee directors.

•	Options granted during the current year vest annually in equal installments over 4 years, and expire after 10 years.
The following table summarizes the weighted average valuation assumptions we used in the Black-Scholes-Merton Valuation model for stock options granted during 2013:

Six Months Ended June 30, 2013
Expected term	6.3 years
Expected stock price volatility	45.0%
Risk-free interest rate	1.9%
Expected dividend yield	0.0%

The following table presents a summary of stock option activity for 2013:

		Weighted Average Exercise
Shares in thousands	Options	Price
OUTSTANDING, December 31, 2012	669	$34.86
Granted	93	$59.08
Exercised	(345)	$30.58
Cancelled, expired, or forfeited	(100)	$42.42
OUTSTANDING, June 30, 2013	317	$42.74

Certain information regarding stock options outstanding as of June 30, 2013, is as follows:

	Options	Options
Shares and intrinsic value in thousands	Outstanding	Exercisable
Number	317	159
Weighted average per share exercise price	$42.74	$36.02
Aggregate intrinsic value	$5,104	$3,616
Weighted average remaining contractual term (in years)	5.35	2.73

Restricted stock awards
Restricted stock awards are granted to eligible employees, including executives, and non-employee directors. Awards granted to employees and executives vest annually in equal installments over four years. Non-employee director awards vest one year after the grant date. Performance-based restricted stock awards are granted to executives only, with established performance criteria approved by the Compensation Committee of the Board of Directors. Awards of performance-based restricted stock made prior to 2013, once earned, vest in equal installments over three years from the date of grant. Awards of performance-based restricted stock made in 2013, once earned, vest in two installments over three years from the date of grant (65% of the award vests two years from the date of grant and the remaining 35% of the award vests three years from the date of grant). The restricted shares require no payment from the grantee. The fair value of performance-based awards is based on achieving specific performance conditions and is recognized over the vesting period. The fair value of non-performance-based awards is based on the market price on the grant date and is recognized on a straight-line basis over the vesting period.
The following table presents a summary of restricted stock award activity for 2013:

	Restricted	Weighted Average Grant Date
Shares in thousands	Stock Awards	Fair Value
NON-VESTED, December 31, 2012	604	$48.95
Granted	395	$53.69
Vested	(206)	$46.28
Forfeited	(107)	$50.16
NON-VESTED, June 30, 2013	686	$52.30

Share-Based Payments for Content Arrangements
We granted restricted stock as part of content license agreements with certain movie studios. The expense related to these agreements is included within direct operating expenses in our Consolidated Statements of Comprehensive Income and is adjusted based on the number of unvested shares and market price of our common stock each reporting period.
Information related to the shares of restricted stock granted as part of these agreements as of June 30, 2013, is as follows:

	Granted	Vested	Unvested	Remaining Vesting Period
Sony	193,348	116,009	77,339	1.1 years
Paramount	300,000	180,000	120,000	1.5 years
Total	493,348	296,009	197,339

Earnings Per Share (Notes)	6 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
EARNINGS PER SHARE
Basic earnings per share (“EPS”) is computed by dividing the net income for the period by the weighted average number of common shares outstanding during the period. Diluted EPS is computed by dividing the net income for the period by the weighted average number of common and dilutive potential common shares outstanding during the period. We consider restricted stock that provides the holder with a non-forfeitable right to receive dividends to be a participating security. Net income available to participating securities was not material for the periods presented.
Net income used for calculating basic and diluted EPS is the same for all periods presented. The following table sets forth the computation of shares used for the basic and diluted EPS calculations:

	Three Months Ended June 30,		Six Months Ended June 30,
In thousands	2013	2012	2013	2012
Weighted average shares used for basic EPS	27,438	30,776	27,465	30,682
Dilutive effect of stock options and other share-based awards	362	635	428	669
Dilutive effect of convertible debt	737	1,779	844	1,557
Weighted average shares used for diluted EPS	28,537	33,190	28,737	32,908
Stock options and share-based awards not included in diluted EPS calculation because their effect would be antidilutive	64	115	77	156

Business Segments and Enterprise-Wide Information (Notes)	6 Months Ended
Jun. 30, 2013
Segment Reporting [Abstract]
Business Segments and Enterprise-Wide Information [Text Block]
BUSINESS SEGMENTS AND ENTERPRISE-WIDE INFORMATION
Management, including our chief operating decision maker, who is our CEO, evaluates the performances of our business segments primarily on segment revenue and segment operating income before depreciation, amortization and other, and share-based compensation granted to executives, non-employee directors and employees (“segment operating income”). Segment operating income contains internally allocated costs of our shared service support functions, including corporate executive management, business development, sales, finance, legal, human resources, information technology, and risk management. We also review depreciation and amortization allocated to each segment. Shared-based payments expense related to share-based compensation granted to executives, non-employee directors and employees is not allocated to our segments and is included in the corporate unallocated column in the analysis and reconciliation below; however, share-based payments expense related to our content arrangements with certain movie studios has been allocated to our Redbox segment and is included within direct operating expenses. Our performance evaluation does not include segment assets.
During the second quarter of 2012, we completed the NCR Asset Acquisition. The assets acquired and liabilities assumed, as well as the results of operations, are included in our Redbox segment. See Note 4: Business Combination for additional information about the acquisition.
Our analysis and reconciliation of our segment information to the consolidated financial statements that follows covers our results of operations, which consists of our Redbox, Coinstar and New Ventures segments. Unallocated general and administrative expenses relate to share-based compensation.

Dollars in thousands			New	Corporate
Three Months Ended June 30, 2013	Redbox	Coinstar	Ventures	Unallocated	Total
Revenue	$478,518	$74,526	$1,186	$—	$554,230
Expenses:
Direct operating	323,266	39,801	3,668	366	367,101
Marketing	5,975	952	525	87	7,539
Research and development	—	1,911	1,877	101	3,889
General and administrative	42,084	6,439	4,765	2,458	55,746
Segment operating income (loss)	107,193	25,423	(9,649)	(3,012)	119,955
Less: depreciation, amortization and other	(40,364)	(8,770)	(490)	—	(49,624)
Operating income (loss)	66,829	16,653	(10,139)	(3,012)	70,331
Loss from equity method investments, net	—	—	—	(9,629)	(9,629)
Interest expense, net	—	—	—	(12,018)	(12,018)
Other, net	—	—	—	(980)	(980)
Income (loss) before income taxes	$66,829	$16,653	$(10,139)	$(25,639)	$47,704

Dollars in thousands			New	Corporate
Three Months Ended June 30, 2012	Redbox	Coinstar	Ventures	Unallocated	Total
Revenue	$457,968	$73,855	$397	$—	$532,220
Expenses:
Direct operating	316,515	39,307	849	128	356,799
Marketing	3,915	1,109	570	16	5,610
Research and development	249	1,008	2,266	91	3,614
General and administrative	40,569	6,704	2,864	2,651	52,788
Segment operating income (loss)	96,720	25,727	(6,152)	(2,886)	113,409
Less: depreciation, amortization and other	(35,335)	(8,279)	(15)	—	(43,629)
Operating income (loss)	61,385	17,448	(6,167)	(2,886)	69,780
Loss from equity method investments, net	—	—	—	(5,044)	(5,044)
Interest expense, net	—	—	—	(3,027)	(3,027)
Other, net	—	—	—	(59)	(59)
Income (loss) before income taxes	$61,385	$17,448	$(6,167)	$(11,016)	$61,650

Dollars in thousands			New	Corporate
Six Months Ended June 30, 2013	Redbox	Coinstar	Ventures	Unallocated	Total
Revenue	$986,438	$139,909	$2,569	$—	$1,128,916
Expenses:
Direct operating	689,947	77,457	6,789	707	774,900
Marketing	12,174	2,005	1,163	154	15,496
Research and development	4	3,679	4,422	181	8,286
General and administrative	84,946	12,728	8,126	5,162	110,962
Segment operating income (loss)	199,367	44,040	(17,931)	(6,204)	219,272
Less: depreciation, amortization and other	(80,741)	(16,954)	(3,384)	—	(101,079)
Operating income (loss)	118,626	27,086	(21,315)	(6,204)	118,193
Loss from equity method investments, net	—	—	—	(16,654)	(16,654)
Interest expense, net	—	—	—	(17,551)	(17,551)
Other, net	—	—	—	(921)	(921)
Income (loss) before income taxes	$118,626	$27,086	$(21,315)	$(41,330)	$83,067

Dollars in thousands			New	Corporate
Six Months Ended June 30, 2012	Redbox	Coinstar	Ventures	Unallocated	Total
Revenue	$960,910	$138,681	$808	$—	$1,100,399
Expenses:
Direct operating	668,783	76,233	1,947	246	747,209
Marketing	8,826	2,829	875	37	12,567
Research and development	730	2,188	4,434	192	7,544
General and administrative	77,033	12,385	5,321	5,860	100,599
Segment operating income (loss)	205,538	45,046	(11,769)	(6,335)	232,480
Less: depreciation, amortization and other	(67,778)	(16,620)	(22)	—	(84,420)
Operating income (loss)	137,760	28,426	(11,791)	(6,335)	148,060
Income (loss) from equity method investments, net	—	—	—	10,115	10,115
Interest expense, net	—	—	—	(7,141)	(7,141)
Other, net	—	—	—	(16)	(16)
Income (loss) before income taxes	$137,760	$28,426	$(11,791)	$(3,377)	$151,018

Significant Retailer Relationships
Our Redbox and Coinstar kiosks are primarily located within retailers. The following retailers accounted for 10.0% or more of our consolidated revenue:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Wal-Mart Stores Inc.	15.2%	16.2%	15.4%	16.4%
Walgreen Co.	14.8%	16.5%	15.0%	16.8%
The Kroger Company	10.2%	11.1%	10.2%	11.0%

Fair Value (Notes)	6 Months Ended
Jun. 30, 2013
Fair Value Disclosures [Abstract]
Fair Value [Text Block]
FAIR VALUE
Fair value is the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. To measure fair value, we use a three-tier valuation hierarchy based upon observable and non-observable inputs:

•	Level 1: Observable inputs such as quoted prices in active markets for identical assets or liabilities;

•
Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly; these include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active; or

•	Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions.
The factors or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Assets and Liabilities Measured and Reported at Fair Value on a Recurring Basis
The following table presents our financial assets and (liabilities) that are measured and reported at fair value in our Consolidated Balance Sheets on a recurring basis, by level within the fair value hierarchy (in thousands):

Fair Value at June 30, 2013	Level 1	Level 2	Level 3
Money market demand accounts and investment grade fixed income securities	$88,853	$—	$—
Short term investments	$—	$10,000	$—
Fair Value at December 31, 2012	Level 1	Level 2	Level 3
Money market demand accounts and investment grade fixed income securities	$60,425	$—	$—

Money Market Demand Accounts and Investment Grade Fixed Income Securities
We determine fair value for our money market demand accounts and investment grade fixed income securities based on quoted market prices. The fair value of these assets is included in cash and cash equivalents on our Consolidated Balance Sheets.
Short Term Investments
Our short term investments are composed of variable rate demand notes and are measured using Level 2 inputs for which quoted prices may not be available on active exchanges for identical instruments. Their fair value is principally based on market values determined by management with assistance of a third party pricing service. Since quoted prices in active markets for identical assets are not available, these prices are determined by the pricing service using observable market information such as quotes from less active markets and/or quoted prices of securities with similar characteristics, among other factors.
There were no changes to our valuation techniques in 2013.
Assets and Liabilities Measured and Reported at Fair Value on a Nonrecurring Basis
We recognize or disclose the fair value of certain assets such as notes receivable and non-financial assets, primarily long-lived assets, goodwill, intangible assets and certain other assets in connection with impairment evaluations. All of our nonrecurring valuations use significant unobservable inputs and therefore fall under Level 3 of the fair value hierarchy.
Trademarks License
During the first quarter of 2012, Redbox granted the Joint Venture a limited, non-exclusive, non-transferable, royalty-free right and license to use certain Redbox trademarks. We estimated the fair value of the trademarks to be approximately $30.0 million as of the date of grant based on the relief-from-royalty method. We estimated the preliminary fair value using the information available on the grant date, which consisted of the expected future discounted and tax-effected cash flows attributable to the projected gross revenue stream of the Joint Venture, estimated market royalty rates of approximately 1.5%, as well as a discount rate of approximately 45.0%, which reflected our view of the risks and uncertainties associated with an early development stage entity. See Note 9: Equity Method Investments and Related Party Transactions.
Notes Receivable
On June 9, 2011, we completed the sale transaction of the Money Transfer Business to Sigue Corporation (“Sigue”). We received $19.5 million in cash and a note receivable of $29.5 million (the “Sigue Note”). In December 2011, as part of the sale transaction, we were required to provide Sigue with an additional loan of $4.0 million under terms consistent with the Sigue Note. We estimated the fair value of the Sigue Note based on the future note payments discounted at a market rate for similar risk profile companies, approximately 18.0%, which reflected our best estimate of default risk, and was not an exit price based measure of fair value or the stated value on the face of the Sigue Note. We evaluate the Sigue Note for collectability on a quarterly basis. Based on our evaluation at June 30, 2013, an allowance for credit losses was not established. We recognized interest income on the Sigue Note on an accrual basis based on the imputed interest rate unless it is determined that collection of all principal and interest is unlikely. As of June 30, 2013, the carrying value of the Sigue Note of $26.6 million approximated its estimated fair value and was reported within notes receivable in our Consolidated Balance Sheets.
Fair Value of Other Financial Instruments
The carrying value of our term loan approximates its fair value and falls under Level 2 of the fair value hierarchy.
We estimate the fair value of our convertible debt outstanding using a market rate of approximately 6.0% and 4.5% for similar high-yield debt at June 30, 2013, and December 31, 2012, respectively. The estimated fair value of our convertible debt was approximately $52.8 million and $183.7 million at June 30, 2013, and December 31, 2012, respectively, and was determined based on its stated terms, maturing on September 1, 2014, and an annual interest rate of 4.0%. The fair value estimate of our convertible debt falls under Level 3 of the fair value hierarchy. We have reported the carrying value of our convertible debt, face value less the unamortized debt discount, in our Consolidated Balance Sheets.
We estimated the fair value of our senior unsecured notes outstanding using a market rate of approximately 6.0% for similar high-yield debt at June 30, 2013. The estimated fair value of our senior unsecured notes was approximately $350.0 million at June 30, 2013, and was determined based on their stated terms, maturing on March 15, 2019, and an annual interest rate of 6.0%. The fair value estimate of our senior unsecured notes falls under Level 3 of the fair value hierarchy. We have reported the carrying value of our senior unsecured notes, issued at par, in our Consolidated Balance Sheets.

Commitments And Contingencies (Notes)	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments And Contingencies [Text Block]
COMMITMENTS AND CONTINGENCIES
Purchase commitments
Pursuant to the manufacturing and services agreement entered into as part of the NCR Asset Acquisition, Outerwall, Redbox or an affiliate were committed to purchase goods and services from NCR for a period of five years from June 22, 2012. At the end of the five-year period, if the aggregate amount paid in margin to NCR for goods and services delivered were to equal less than $25.0 million, Outerwall was to pay NCR the difference between such aggregate amount and $25.0 million. As of June 30, 2013, our remaining commitment is $19.0 million under this arrangement.
Letters of Credit
As of June 30, 2013, we had six irrevocable standby letters of credit that totaled $7.6 million. These standby letters of credit, which expire at various times through 2014, are used to collateralize certain obligations to third parties. As of June 30, 2013, no amounts were outstanding under these standby letter of credit agreements.
Legal Matters
In October 2009, an Illinois resident, Laurie Piechur, individually and on behalf of all others similarly situated, filed a putative class action complaint against our Redbox subsidiary in the Circuit Court for the Twentieth Judicial Circuit, St. Clair County, Illinois. The plaintiff alleged that, among other things, Redbox charges consumers illegal and excessive late fees in violation of the Illinois Consumer Fraud and Deceptive Business Practices Act, and that Redbox's rental terms violate the Illinois Rental Purchase Agreement Act or the Illinois Automatic Contract Renewal Act and the plaintiff is seeking monetary damages and other relief. In November 2009, Redbox removed the case to the U.S. District Court for the Southern District of Illinois. In February 2010, the District Court remanded the case to the Circuit Court for the Twentieth Judicial Circuit, St. Clair County, Illinois. In May 2010, the court denied Redbox's motion to dismiss the plaintiff's complaint. In November 2011, the plaintiff moved for class certification, and Redbox moved for summary judgment. The court denied Redbox's motion for summary judgment in February 2012. The plaintiff filed an amended complaint on April 19, 2012, and an amended motion for class certification on June 5, 2012. The court denied Redbox's motion to dismiss the amended complaint. The amended class certification motion was briefed and argued. At the hearing on plaintiff's amended motion for class certification, the the plaintiff dismissed all claims but two and is pursuing only her claims under the Illinois Rental Purchase Agreement Act and the Illinois Automatic Contract Renewal Act. On May 21, 2013, the court denied plaintiff's amended class action motion. Plaintiff has filed for additional time in which to seek leave to appeal the court's ruling. We believe that the claims against us are without merit and intend to defend ourselves vigorously in this matter. Currently, no accrual has been established as it was not possible to estimate the possible loss or range of loss because this matter had not advanced to a stage where we could make any such estimate.
In March 2011, a California resident, Blake Boesky, individually and on behalf of all others similarly situated, filed a putative class action complaint against our Redbox subsidiary in the U.S. District Court for the Northern District of Illinois. The plaintiff alleges that Redbox retains personally identifiable information of consumers for a time period in excess of that allowed under the Video Privacy Protection Act, 18 U.S.C. §§ 2710, et seq. A substantially similar complaint was filed in the same court in March 2011 by an Illinois resident, Kevin Sterk. Since the filing of the complaint, Blake Boesky has been replaced by a different named plaintiff, Jiah Chung, and an amended complaint has been filed alleging disclosures of personally identifiable information, in addition to plaintiffs' claims of retention of such information. Plaintiffs are seeking statutory damages, injunctive relief, attorneys' fees, costs of suit, and interest. The court has consolidated the cases. The court denied Redbox's motion to dismiss the plaintiffs' claims upon interlocutory appeal. The U.S. Court of Appeals for the Seventh Circuit reversed the district court's denial of Redbox's motion to dismiss plaintiff's claims involving retention of information, holding that the plaintiffs could not maintain a suit for damages under this theory. On April 25, 2012, the plaintiffs amended their complaint to add claims under the Stored Communications Act, 18 U.S.C. § 2707, and for breach of contract. On May 9, 2012, Redbox moved to dismiss the amended complaint. On July 23, 2012, the court dismissed the added retention claims, except to the extent that plaintiffs seek injunctive, non-monetary relief. On April 8, 2013, Redbox filed a motion seeking summary judgment in its favor on all remaining claims, and requested that the court stay further class proceedings pending resolution of the summary judgment motion. The court granted the motion to stay further class proceedings, and the parties are awaiting a ruling on Redbox's fully-briefed motion for summary judgment. We believe that the claims against us are without merit and intend to defend ourselves vigorously in this matter. Currently, no accrual has been established as it is not possible to estimate the possible loss or range of loss because this matter had not advanced to a stage where we could make any such estimate.
In February 2011, a California resident, Michael Mehrens, individually and on behalf of all others similarly situated, filed a putative class action complaint against our Redbox subsidiary in the Superior Court of the State of California, County of Los Angeles. The plaintiff alleges that, among other things, Redbox violated California's Song-Beverly Credit Card Act of 1971 (“Song-Beverly”) with respect to the collection and recording of consumer personal identification information, and violated the California Business and Professions Code § 17200 based on the alleged violation of Song-Beverly. A similar complaint alleging violations of Song-Beverly and the right to privacy generally was filed in March 2011 in the Superior Court of the State of California, County of Alameda, by a California resident, John Sinibaldi. A third similar complaint alleging only a violation of Song-Beverly, was filed in March 2011 in the Superior Court of the State of California, County of San Diego, by a California resident, Richard Schiff. Plaintiffs are seeking compensatory damages and civil penalties, injunctive relief, attorneys' fees, costs of suit, and interest. Redbox removed the Mehrens case to the U.S. District Court for the Central District of California, the Sinibaldi case to the U.S. District Court for the Northern District of California, and the Schiff case to the U.S. District Court for the Southern District of California. The Sinibaldi case was subsequently transferred to the U.S. District Court for the Central District of California, where the Mehrens case is pending, and these two cases have been consolidated. At the same time, the plaintiffs substituted Nicolle DiSimone as the named plaintiff in the Mehrens case. After Redbox filed a motion to dismiss, stay, or transfer, the Schiff case was transferred to the U.S. District Court for the Central District of California. On January 4, 2013, the Court dismissed with prejudice theSchiff case for failure to prosecute and failure to comply with court rules and orders. Redbox moved to dismiss the DiSimone/Sinibaldi case, and DiSimone/Sinibaldi moved for class certification. In January 2012, the Court granted Redbox's motion to dismiss with prejudice and denied DiSimone/Sinibaldi's motion for class certification as moot. On February 2, 2012, Plaintiffs filed their notice of appeal. After a stay pending the California Supreme Court's decision in a case presenting similar issues involving Song-Beverly in a case to which Redbox is not a party, Plaintiffs filed their opening brief on April 15, 2013. The matter is now fully briefed, and the parties are awaiting a determination from the appellate court as to whether oral argument will be required. We believe that the claims against us are without merit and intend to defend ourselves vigorously in this matter. Currently, no accrual has been established as it is not possible to estimate the possible loss or range of loss because this matter had not advanced to a stage where we could make any such estimate.
Other Contingencies
During the six months ended June 30, 2013, we resolved a previously disclosed loss contingency related to a supply agreement and recognized a benefit of $11.4 million included in direct operating in our Consolidated Statements of Comprehensive Income.
As of June 30, 2013, based upon currently available information, we believe a loss contingency exists related to certain indemnification obligations we have previously undertaken.  No claims have been filed and negotiations are ongoing with the indemnified party. No amount has been accrued for in our consolidated financial statements as a best estimate of the contingent loss cannot currently be made; however, our best estimate of the aggregate range of the potential loss is from zero to $10.4 million.  We believe the likelihood of additional loss in excess of this range as of June 30, 2013 related to these obligations is remote.

Income Taxes (Notes)	6 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Income Taxes [Text Block]
INCOME TAXES
During the second quarter of 2013, we entered into an arrangement to sell certain NCR kiosks and a series of transactions to reorganize Redbox related subsidiary structures through the sale of a wholly owned subsidiary. Total proceeds from the sale of the subsidiary were $11.8 million.  As a result of the series of transactions we recorded a discrete one-time tax benefit of $17.8 million, net of a valuation allowance, through the realization of various capital and ordinary gains and losses. This series of transactions decreased our effective tax rate by 37.4%, and 21.5% to an effective tax rate of 1.8% and 16.4% for the three and six months ended June 30, 2013 respectively.

Subsequent Event (Notes)	6 Months Ended
Jun. 30, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
SUBSEQUENT EVENTS
Acquisition of ecoATM, Inc.,
On July 1, 2013, Outerwall Inc., entered into an agreement and plan of merger (the “Agreement”) with ecoATM, Inc., a Delaware corporation (“ecoATM”) that provides an automated self-serve kiosk system to purchase used mobile phones, tablets and MP3 players for cash.
The total purchase price for ecoATM was approximately $350.0 million (which covered payoff of certain indebtedness and certain transaction costs), subject to certain adjustments including for working capital. Payment of the total purchase price was in cash and took into account Outerwall’s current 23% equity interest in ecoATM for which no cash payment was made resulting in a cash payment of $262.9 million upon closing, which includes certain purchase adjustments for working capital.
On July 23, 2013 all necessary approvals were obtained and the acquisition was completed. As a part of purchase accounting, our previously held equity interest will be remeasured at fair value with the difference between the fair value and carrying value recorded as a gain within our Consolidated Statements of Comprehensive Income.
Borrowings Under Line of Credit
On July 22, 2013, we drew $100.0 million under our revolving line of credit to fund the acquisition of ecoATM.

Guarantor Subsidiaries (Notes)	6 Months Ended
Jun. 30, 2013
Guarantor Subsidiaries Disclosure [Abstract]
Guarantor Subsidiaries [Text Block]
GUARANTOR SUBSIDIARIES

Certain of our wholly-owned subsidiaries have, jointly and severally, fully and unconditionally guaranteed the Senior Notes. Pursuant to SEC regulations, we have presented in columnar format the condensed consolidating financial information for Outerwall Inc., the guarantor subsidiaries on a combined basis, and all non-guarantor subsidiaries on a combined basis in the following tables:

CONSOLIDATED BALANCE SHEETS
(in thousands)
As of June 30, 2013
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations and Consolidation Reclassifications	Total
Assets
Current Assets:
Cash and cash equivalents	$331,287	$3,824	$35,134	$—	$370,245
Accounts receivable, net of allowances	1,441	57,084	2,383	—	60,908
Short term investments	10,000	—	—	—	10,000
Content library	449	167,880	4,168	—	172,497
Deferred income taxes	10,544	—	—	(3,553)	6,991
Prepaid expenses and other current assets	14,925	24,456	890	—	40,271
Intercompany receivables	222,140	166,660	4,205	(393,005)	—
Total current assets	590,786	419,904	46,780	(396,558)	660,912
Property and equipment, net	188,756	325,014	34,859	—	548,629
Notes receivable	26,633	—	—	—	26,633
Deferred income taxes	—	—	3,946	7	3,953
Goodwill and other intangible assets	252,270	87,859	—	54	340,183
Other long-term assets	21,641	27,528	15	—	49,184
Investment in related parties	383,352	24,055	—	(407,407)	—
Total assets	$1,463,438	$884,360	$85,600	$(803,904)	$1,629,494
Liabilities and Stockholders’ Equity
Current Liabilities:
Accounts payable	$20,295	$154,674	$2,677	$—	$177,646
Accrued payable to retailers	80,135	41,396	15,696	—	137,227
Other accrued liabilities	49,574	78,821	2,850	—	131,245
Current callable convertible debt	51,105	—	—	—	51,105
Current portion of long-term debt and other	17,500	15	—	—	17,515
Current portion of capital lease obligations	13,466	—	326	—	13,792
Deferred tax liabilities	—	3,553	—	(3,553)	—
Intercompany payables	137,284	206,087	49,634	(393,005)	—
Total current liabilities	369,359	484,546	71,183	(396,558)	528,530
Long-term debt and other long-term liabilities	491,850	18,761	254	—	510,865
Capital lease obligations	12,739	—	404	—	13,143
Deferred tax liabilities	44,625	8,105	26	7	52,763
Total liabilities	918,573	511,412	71,867	(396,551)	1,105,301
Commitments and contingencies
Debt conversion feature	2,630	—	—	—	2,630
Stockholders’ Equity:
Preferred stock	—	—	—	—	—
Common stock	541,155	171,882	12,444	(254,704)	470,777
Treasury stock	(353,875)	—	—	—	(353,875)
Retained earnings	355,990	201,066	4,033	(152,649)	408,440
Accumulated other comprehensive loss	(1,035)	—	(2,744)	—	(3,779)
Total stockholders’ equity	542,235	372,948	13,733	(407,353)	521,563
Total liabilities and stockholders’ equity	$1,463,438	$884,360	$85,600	$(803,904)	$1,629,494

CONSOLIDATED BALANCE SHEETS
(in thousands)
As of December 31, 2012
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations and Consolidation Reclassifications	Total
Assets
Current Assets:
Cash and cash equivalents	$242,489	$—	$40,759	$(354)	$282,894
Accounts receivable, net of allowances	887	56,293	1,151	—	58,331
Content library	1,130	173,339	2,940	—	177,409
Deferred income taxes	27,372	—	899	(21,084)	7,187
Prepaid expenses and other current assets	11,748	17,504	434	—	29,686
Intercompany receivables	119,848	76,878	3,581	(200,307)	—
Total current assets	403,474	324,014	49,764	(221,745)	555,507
Property and equipment, net	188,251	368,620	29,253	—	586,124
Notes receivable	26,731	—	—	—	26,731
Deferred income taxes	—	—	1,334	39	1,373
Goodwill and other intangible assets	253,395	90,614	—	54	344,063
Other long-term assets	18,992	28,906	29	—	47,927
Investment in related parties	90,828	24,395	—	(115,223)	—
Total assets	$981,671	$836,549	$80,380	$(336,875)	$1,561,725
Liabilities and Stockholders’ Equity
Current Liabilities:
Accounts payable	$21,368	$225,463	$4,111	$(354)	$250,588
Accrued payable to retailers	77,266	46,493	14,654	—	138,413
Other accrued liabilities	50,314	92,724	3,087	—	146,125
Current portion of long-term debt and other	15,312	217	—	—	15,529
Current portion of capital lease obligations	13,002	—	348	—	13,350
Deferred tax liabilities	—	21,084	—	(21,084)	—
Intercompany payables	56,473	108,347	35,487	(200,307)	—
Total current liabilities	233,735	494,328	57,687	(221,745)	564,005
Long-term debt and other long-term liabilities	322,279	18,724	176	—	341,179
Capital lease obligations	15,180	—	522	—	15,702
Deferred tax liabilities	54,855	36,857	—	39	91,751
Total liabilities	626,049	549,909	58,385	(221,706)	1,012,637
Commitments and contingencies
Stockholders’ Equity:
Preferred stock	—	—	—	—	—
Common stock	574,842	145,425	12,444	(227,830)	504,881
Treasury stock	(293,149)	—	—	—	(293,149)
Retained earnings	74,985	141,215	10,118	112,661	338,979
Accumulated other comprehensive loss	(1,056)	—	(567)	—	(1,623)
Total stockholders’ equity	355,622	286,640	21,995	(115,169)	549,088
Total liabilities and stockholders’ equity	$981,671	$836,549	$80,380	$(336,875)	$1,561,725

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
(in thousands)
Three Months Ended June 30, 2013
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Total
Revenue	$64,674	$477,022	$12,534	$—	$554,230
Expenses:
Direct operating	37,637	319,278	12,640	(2,454)	367,101
Marketing	1,421	5,430	688	—	7,539
Research and development	3,889	—	—	—	3,889
General and administrative	10,369	42,557	366	2,454	55,746
Depreciation and other	7,668	38,833	1,246	—	47,747
Amortization of intangible assets	569	1,308	—	—	1,877
Total expenses	61,553	407,406	14,940	—	483,899
Operating income	3,121	69,616	(2,406)	—	70,331
Other income (expense), net:
Income (loss) from equity method investments, net	(1,435)	(8,194)	—	—	(9,629)
Interest expense, net	(12,010)	(4)	(4)	—	(12,018)
Other, net	(2,981)	2,015	(14)	—	(980)
Total other income (expense), net	(16,426)	(6,183)	(18)	—	(22,627)
Income before income taxes	(13,305)	63,433	(2,424)	—	47,704
Income tax expense	21,532	(23,120)	741	—	(847)
Equity in income (losses) of subsidiaries	38,630	(1,683)	—	(36,947)	—
Net income	46,857	38,630	(1,683)	(36,947)	46,857
Foreign currency translation adjustment	188	—	(430)	—	(242)
Comprehensive income	$47,045	$38,630	$(2,113)	$(36,947)	$46,615

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
(in thousands)
Three Months Ended June 30, 2012
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Total
Revenue	$63,589	$457,905	$10,726	$—	$532,220
Expenses:
Direct operating	34,937	315,476	6,386	—	356,799
Marketing	1,362	3,817	431	—	5,610
Research and development	2,928	686	—	—	3,614
General and administrative	11,303	41,122	363	—	52,788
Depreciation and other	6,925	35,277	803	—	43,005
Amortization of intangible assets	570	54	—	—	624
Total expenses	58,025	396,432	7,983	—	462,440
Operating income	5,564	61,473	2,743	—	69,780
Other income (expense), net:
Income (loss) from equity method investments, net	(675)	(4,369)	—	—	(5,044)
Interest expense, net	(4,421)	1,398	(4)	—	(3,027)
Other, net	46	(66)	(39)	—	(59)
Total other income (expense), net	(5,050)	(3,037)	(43)	—	(8,130)
Income before income taxes	514	58,436	2,700	—	61,650
Income tax expense	(1,944)	(23,033)	202	—	(24,775)
Equity in income (losses) of subsidiaries	1,513	2,898	—	(4,411)	—
Net income	83	38,301	2,902	(4,411)	36,875
Foreign currency translation adjustment	—	—	(862)	—	(862)
Comprehensive income	$83	$38,301	$2,040	$(4,411)	$36,013

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
(in thousands)
Six Months Ended June 30, 2013
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Total
Revenue	$121,622	$983,741	$23,553	$—	$1,128,916
Expenses:
Direct operating	73,164	682,357	24,090	(4,711)	774,900
Marketing	3,031	11,312	1,153	—	15,496
Research and development	8,283	3	—	—	8,286
General and administrative	19,630	85,905	716	4,711	110,962
Depreciation and other	17,318	77,573	2,294	—	97,185
Amortization of intangible assets	1,139	2,755	—	—	3,894
Total expenses	122,565	859,905	28,253	—	1,010,723
Operating income	(943)	123,836	(4,700)	—	118,193
Other income (expense), net:
Income (loss) from equity method investments, net	(2,019)	(14,635)	—	—	(16,654)
Interest expense, net	(17,954)	453	(50)	—	(17,551)
Other, net	(1,090)	211	(42)	—	(921)
Total other income (expense), net	(21,063)	(13,971)	(92)	—	(35,126)
Income before income taxes	(22,006)	109,865	(4,792)	—	83,067
Income tax expense	26,750	(41,805)	1,449	—	(13,606)
Equity in income (losses) of subsidiaries	70,099	(652)	—	(69,447)	—
Net income	74,843	67,408	(3,343)	(69,447)	69,461
Foreign currency translation adjustment	21	—	(2,177)	—	(2,156)
Comprehensive income	$74,864	$67,408	$(5,520)	$(69,447)	$67,305

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
(in thousands)
Six Months Ended June 30, 2012
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Total
Revenue	$119,252	$960,844	$20,303	$—	$1,100,399
Expenses:
Direct operating	68,321	667,470	13,921	(2,503)	747,209
Marketing	3,234	8,428	905	—	12,567
Research and development	6,243	1,301	—	—	7,544
General and administrative	19,359	78,200	537	2,503	100,599
Depreciation and other	13,857	67,670	1,582	—	83,109
Amortization of intangible assets	1,206	105	—	—	1,311
Total expenses	112,220	823,174	16,945	—	952,339
Operating income	7,032	137,670	3,358	—	148,060
Other income (expense), net:
Income (loss) from equity method investments, net	(1,095)	11,210	—	—	10,115
Interest expense, net	(8,836)	1,701	(6)	—	(7,141)
Other, net	133	(133)	(16)	—	(16)
Total other income (expense), net	(9,798)	12,778	(22)	—	2,958
Income before income taxes	(2,766)	150,448	3,336	—	151,018
Income tax expense	(683)	(59,961)	197	—	(60,447)
Equity in income (losses) of subsidiaries	94,020	3,533	—	(97,553)	—
Net income	90,571	94,020	3,533	(97,553)	90,571
Foreign currency translation adjustment	(223)	—	88	—	(135)
Comprehensive income	$90,348	$94,020	$3,621	$(97,553)	$90,436

CONSOLIDATED STATEMENT OF CASH FLOWS
(in thousands)
Six Months Ended June 30, 2013
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations and Consolidation Reclassifications	Total
Operating Activities:
Net income	$74,843	$67,408	$(3,343)	$(69,447)	$69,461
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and other	17,318	77,573	2,294	—	97,185
Amortization of intangible assets and deferred financing fees	2,412	2,755	—	—	5,167
Share-based payments expense	5,063	3,617	—	—	8,680
Excess tax benefits on share-based payments	(3,029)	—	—	—	(3,029)
Deferred income taxes	10,915	(46,283)	(1,543)	—	(36,911)
(Income) loss from equity method investments, net	2,019	14,635	—	—	16,654
Non-cash interest on convertible debt	2,774	—	—	—	2,774
Loss from extinguishments of callable convertible debt	5,949	—	—	—	5,949
Other	(1,536)	(272)	(3)	—	(1,811)
Equity in (income) losses of subsidiaries	(70,099)	652	—	69,447	—
Cash flows from changes in operating assets and liabilities:
Accounts receivable	(555)	(791)	(1,304)	—	(2,650)
Content library	680	5,459	(1,227)	—	4,912
Prepaid expenses and other current assets	(3,176)	(6,951)	(484)	—	(10,611)
Other assets	145	744	13	—	902
Accounts payable	3,221	(74,894)	347	354	(70,972)
Accrued payable to retailers	2,869	(5,097)	1,955	—	(273)
Other accrued liabilities	1,542	(16,177)	(128)	—	(14,763)
Net cash flows from operating activities	51,355	22,378	(3,423)	354	70,664
Investing Activities:
Purchases of property and equipment	(32,037)	(25,474)	(11,219)	—	(68,730)
Proceeds from sale of property and equipment	12,079	750	3	—	12,832
Net sales (purchases) of short term investments	(10,000)	—	—	—	(10,000)
Receipt of note receivable principal	95	—	—	—	95
Equity investments	—	(14,000)	—	—	(14,000)
Investments in and advances to affiliates	(31,177)	20,373	10,804	—	—
Net cash flows from investing activities	(61,040)	(18,351)	(412)	—	(79,803)
Financing Activities:
Proceeds from issuance of senior unsecured notes	343,769	—	—	—	343,769
Financing costs associated with senior unsecured notes	(444)	—	—	—	(444)
Principal payments on term loan and repurchase of convertible debt	(176,196)	—	—	—	(176,196)
Repurchases of common stock	(71,388)	—	—	—	(71,388)
Principal payments on capital lease obligations and other debt	(7,053)	(203)	(195)	—	(7,451)
Excess tax benefits related to share-based payments	3,029	—	—	—	3,029
Proceeds from exercise of stock options, net	6,745	—	—	—	6,745
Net cash flows from financing activities	98,462	(203)	(195)	—	98,064
Effect of exchange rate changes on cash	21	—	(1,595)	—	(1,574)
Increase (decrease) in cash and cash equivalents	88,798	3,824	(5,625)	354	87,351
Cash and cash equivalents:
Beginning of period	242,489	—	40,759	(354)	282,894
End of period	$331,287	$3,824	$35,134	$—	$370,245

CONSOLIDATED STATEMENT OF CASH FLOWS
(in thousands)
Six Months Ended June 30, 2012
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations and Consolidation Reclassifications	Total
Operating Activities:
Net income	$90,571	$94,020	$3,533	$(97,553)	$90,571
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and other	13,857	67,670	1,582	—	83,109
Amortization of intangible assets and deferred financing fees	2,269	105	—	—	2,374
Share-based payments expense	5,280	9,450	—	—	14,730
Excess tax benefits on share-based payments	(3,737)	—	—	—	(3,737)
Deferred income taxes	7,141	49,726	(243)	—	56,624
(Income) loss from equity method investments, net	1,095	(11,210)	—	—	(10,115)
Non-cash interest on convertible debt	3,481	—	—	—	3,481
Other	(1,477)	(1,837)	1	—	(3,313)
Equity in (income) losses of subsidiaries	(94,020)	(3,533)	—	97,553	—
Cash flows from changes in operating assets and liabilities:
Accounts receivable	(137)	(6,360)	(118)	—	(6,615)
Content library	134	(3,237)	(937)	—	(4,040)
Prepaid expenses and other current assets	470	(7,120)	(224)	—	(6,874)
Other assets	74	921	—	—	995
Accounts payable	(5,310)	(19,985)	390	(1,122)	(26,027)
Accrued payable to retailers	2,009	(4,177)	45	—	(2,123)
Other accrued liabilities	(1,343)	6,671	(147)	—	5,181
Net cash flows from operating activities	20,357	171,104	3,882	(1,122)	194,221
Investing Activities:
Purchases of property and equipment	(28,481)	(45,082)	(3,138)	—	(76,701)
Proceeds from sale of property and equipment	361	308	—	—	669
Acquisition of NCR DVD kiosk business	—	(100,000)	—	—	(100,000)
Equity investments	(10,000)	(18,350)		—	(28,350)
Investments in and advances to affiliates	3,110	(2,483)	(627)	—	—
Net cash flows from investing activities	(35,010)	(165,607)	(3,765)	—	(204,382)
Financing Activities:
Principal payments on term loan and repurchase of convertible debt	(4,375)	—	—	—	(4,375)
Repurchases of common stock	(4,058)	—	—	—	(4,058)
Principal payments on capital lease obligations and other debt	(3,532)	(5,497)	(165)	—	(9,194)
Excess tax benefits related to share-based payments	3,737	—	—	—	3,737
Proceeds from exercise of stock options, net	3,981	—	—	—	3,981
Net cash flows from financing activities	(4,247)	(5,497)	(165)	—	(9,909)
Effect of exchange rate changes on cash	(223)	—	73	—	(150)
Increase (decrease) in cash and cash equivalents	(19,123)	—	25	(1,122)	(20,220)
Cash and cash equivalents:
Beginning of period	310,259	—	31,766	(170)	341,855
End of period	$291,136	$—	$31,791	$(1,292)	$321,635

Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Content Library [Policy Text Block]
Content Library
Content library consists of movies and video games available for rent or purchase. We obtain our movie and video game content through revenue sharing agreements and license agreements with studios and game publishers, as well as through distributors and other suppliers. The cost of content mainly includes the cost of the movies and video games, labor, overhead, freight, and studio revenue sharing expenses. The content purchases are capitalized and amortized to their estimated salvage value as a component of direct operating expenses over the usage period. Content salvage values are estimated based on the amounts that we have historically recovered on disposal. For purchased content that we expect to sell at the end of its useful life, we determine an estimated salvage value. For licensed content that we do not expect to sell, no salvage value is provided. The useful lives and salvage value of our content library are periodically reviewed and evaluated. The amortization charges were derived utilizing rental curves based on historical performance of movies and games over their useful lives and recorded on an accelerated basis, reflecting higher rentals of movies and video games in the first few weeks after release, and substantially all of the amortization expense is recognized within one year of purchase.

Organization And Business (Tables)	6 Months Ended
Jun. 30, 2013
Organization And Business [Abstract]
Schedule Of Kiosk And Location Count [Table Text Block]
Our kiosks are located primarily in supermarkets, drug stores, mass merchants, financial institutions, convenience stores, and restaurants. Our kiosk and location counts as of June 30, 2013, are as follows:

	Kiosks	Locations
Redbox(1)	43,600	35,900
Coinstar	20,700	20,500
New Ventures	340	340
Total(1)	64,640	56,740
(1) As of June 30, 2013, no kiosks acquired from NCR remained in service. See Note 4: Business Combination for more information on the NCR Asset Acquisition.

Business Combination (Tables)	6 Months Ended
Jun. 30, 2013
Business Combinations [Abstract]
Schedule of Purchase Price Allocation [Table Text Block]
The following table shows our preliminary purchase price allocation, adjustments we made during the six months ended June 30, 2013 and our final purchase price allocation based on the fair value of the assets acquired and liabilities assumed at the NCR Asset Acquisition date as follows:

	June 22, 2012
Dollars in thousands	Preliminary	Adjustments	Final
Assets acquired:
Content library	$4,330	$—	$4,330
Prepaid expenses	240	—	240
Deferred income taxes	1,500	—	1,500
Property and equipment	9,130	14,766	23,896
Intangible assets	46,960	—	46,960
Goodwill	42,110	(14,766)	27,344
Total assets acquired	104,270	—	104,270
Liabilities assumed:
Accrued liabilities	(4,270)	—	(4,270)
Total consideration paid in cash	$100,000	$—	$100,000

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]
We estimated the fair value of the acquired identifiable intangible assets based on the forecasted future cash flows discounted at a rate of approximately 11%. A portion of the purchase price is allocated to the following identifiable intangible assets:

Dollars in thousands	Purchase Price	Estimated Useful Life in Years
Intangible assets:
Retailer relationships	$40,000	10
Patents	6,300	8
Trademark and trade name	500	1
Internal use software	160	1
Total	$46,960

Schedule of Business Acquisition Purchase Price Allocation Intangible Assets Future Amortization Expense [Table Text Block]
Based on the identified intangible assets recorded as of the closing date and assuming no subsequent impairment of the underlying assets, the estimated remaining amortization as of June 30, 2013 is as follows:

Dollars in thousands	Amortization Expense
Remainder of 2013	$2,395
2014	4,788
2015	4,788
2016	4,788
2017	4,788
2018	4,788
Thereafter	15,178
Total remaining amortization	$41,513

Property And Equipment (Tables)	6 Months Ended
Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Property And Equipment [Table Text Block]

Dollars in thousands	June 30, 2013	December 31, 2012
Kiosks and components	$1,063,240	$1,041,755
Computers, servers, and software	216,131	195,756
Office furniture and equipment	6,908	6,538
Vehicles	6,680	7,278
Leasehold improvements	22,283	19,743
Property and equipment, at cost	1,315,242	1,271,070
Accumulated depreciation and amortization	(766,613)	(684,946)
Property and equipment, net	$548,629	$586,124

Goodwill And Other Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying Amount of Goodwill [Table Text Block]	The carrying amount of goodwill was as follows:

	June 30, 2013	December 31, 2012
Dollars in thousands
Goodwill	$295,094	$309,860
Adjustment	—	(14,766)
Total goodwill	$295,094	$295,094

Gross Amount Of Other Intangible Assets And The Related Accumulated Amortization [Table Text Block]
The gross amount of our other intangible assets and the related accumulated amortization were as follows:

Dollars in thousands	Amortization Period	June 30, 2013	December 31, 2012
Retailer relationships	5 - 10 years	$53,344	$53,344
Accumulated amortization		(14,663)	(11,518)
		38,681	41,826
Other	1 - 40 years	9,418	9,404
Accumulated amortization		(3,010)	(2,261)
		6,408	7,143
Intangible assets, net		$45,089	$48,969

Schedule Of Amortization Of Intangible Assets [Table Text Block]
Amortization expense was as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
Dollars in thousands	2013	2012	2013	2012
Retailer relationships	$1,568	$614	$3,145	$1,229
Other	309	10	749	82
Total amortization of intangible assets	$1,877	$624	$3,894	$1,311

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Expected future amortization is as follows:

Dollars in thousands	Retailer Relationships	Other
Remainder of 2013	$3,105	$487
2014	5,432	975
2015	4,012	940
2016	4,012	828
2017	4,012	806
2018	4,012	802
Thereafter	14,096	1,570
Total expected amortization	$38,681	$6,408

Equity Method Investments and Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2013
Equity Method Investments And Related Party Transactions [Abstract]
Schedule of Equity Method Investments [Table Text Block]
Our equity method investments and ownership percentages as of June 30, 2013, were as follows:

Dollars in thousands	Equity Investment	Ownership Percentage
Redbox Instant by Verizon	$25,210	35%
Other equity investments	11,275	10% - 23%
Equity method investments	$36,485

Schedule Of Income Loss From Equity Method Investments [Table Text Block]
Income from equity method investments within our Consolidated Statements of Comprehensive Income is composed of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
Dollars in thousands	2013	2012	2013	2012
Trademark gain	$—	$—	$—	$19,500
Proportionate share of net loss of equity method investees:
Redbox Instant by Verizon	(7,575)	(4,001)	(13,397)	(7,258)
Other	(1,435)	(675)	(2,019)	(1,096)
Total proportionate share of net loss of equity method investees	(9,010)	(4,676)	(15,416)	(8,354)
Amortization of difference in carrying amount and underlying equity in Redbox Instant by Verizon	(619)	(368)	(1,238)	(1,031)
Total income (loss) from equity method investments	$(9,629)	$(5,044)	$(16,654)	$10,115

Debt And Other Long-Term Liabilities (Tables)	6 Months Ended
Jun. 30, 2013
Long-term Debt, Unclassified [Abstract]
Schedule of Debt and Other Long Term Liabilities [Table Text Block]

As of June 30, 2013	Debt and Other Liabilities
Dollars in thousands	Current	Long-term	Total
Senior unsecured notes	$—	$350,000	$350,000
Callable convertible debt	51,105	—	51,105
Term loan	17,500	135,625	153,125
Asset retirement obligation	—	12,444	12,444
Other liabilities	15	12,796	12,811
Total	$68,620	$510,865	$579,485
As of December 31, 2012	Debt and Other Liabilities
Dollars in thousands	Current	Long-term	Total
Convertible debt	$—	$172,810	$172,810
Term loan	15,312	144,375	159,687
Asset retirement obligation	—	14,020	14,020
Other liabilities	217	9,974	10,191
Total	$15,529	$341,179	$356,708

Schedule of Maturities of Long-term Debt [Table Text Block]
The term loan is subject to mandatory debt repayments of the outstanding borrowings. The schedule of future principal repayments is as follows:

Dollars in thousands	Repayment Amount
Remaining due in 2013	$8,751
2014	19,687
2015	21,875
2016	102,812
Total	$153,125

Schedule Of Additional Detail Of Convertible Notes [Table Text Block]
Additional details of our Convertible Notes are as follows:

Dollars in thousands	Principal	Discount	Net
Outstanding December 31, 2012	$184,983	$(12,173)	$172,810
Early extinguishments and debt conversion	(131,248)	6,769	(124,479)
Amortization of discount	—	2,774	2,774
Outstanding June 30, 2013	$53,735	$(2,630)	$51,105

Schedule of Interest Expense Related to Convertible Debt [Table Text Block]
The following interest expense was related to our Convertible Notes:

	Three Months Ended June 30,		Six Months Ended June 30,
Dollars in thousands	2013	2012	2013	2012
Contractual interest expense	$1,115	$2,000	$2,816	$4,000
Amortization of debt discount	1,111	1,764	2,774	3,481
Total interest expense related to the Convertible Notes	$2,226	$3,764	$5,590	$7,481

Schedule Of Remaining Unamortized Debt Discount Expected To Be Recognized As Non Cash Interest Expense [Table Text Block]
The remaining unamortized debt discount is expected to be recognized as non-cash interest expense as follows (in thousands):

Non-cash
Year	Interest Expense
Remainder of 2013	$1,090
2014	1,540
Total unamortized discount	$2,630

Repurchase Of Common Stock (Tables)	6 Months Ended
Jun. 30, 2013
Class of Stock Disclosures [Abstract]
Schedule of Treasury Stock by Class [Table Text Block]
The following table presents a summary of our authorized stock repurchase balance:

Board
Dollars in thousands	Authorization
Authorized repurchase - as of January 1, 2013	$133,640
Additional board authorization	250,000
Proceeds from the exercise of stock options	10,519
Repurchase of common stock from open market	(71,388)
Authorized repurchase - as of June 30, 2013	$322,771

Share-Based Payments (Tables)	6 Months Ended
Jun. 30, 2013
Share-based Compensation [Abstract]
Summary Of Share Based Payments [Table Text Block]
Certain information regarding our share-based payments is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
Dollars in thousands	2013	2012	2013	2012
Share-based payments expense:
Share-based compensation - stock options	$321	$630	$898	$1,399
Share-based compensation - restricted stock	2,691	2,256	5,306	4,936
Share-based payments for content arrangements	831	3,052	2,476	8,395
Total share-based payments expense	$3,843	$5,938	$8,680	$14,730
Tax benefit on share-based payments expense	$1,459	$2,234	$3,289	$5,568

	June 30, 2013
	Unrecognized Share- Based	Weighted-Average
Dollars in thousands	Payments Expense	Remaining Life
Unrecognized share-based payments expense:
Share-based compensation - stock options	$2,115	2.6 years
Share-based compensation - restricted stock	24,586	2.7 years
Share-based payments for content arrangements	2,148	1.3 years
Total unrecognized share-based payments expense	$28,849

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The following table summarizes the weighted average valuation assumptions we used in the Black-Scholes-Merton Valuation model for stock options granted during 2013:

Six Months Ended June 30, 2013
Expected term	6.3 years
Expected stock price volatility	45.0%
Risk-free interest rate	1.9%
Expected dividend yield	0.0%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table presents a summary of stock option activity for 2013:

		Weighted Average Exercise
Shares in thousands	Options	Price
OUTSTANDING, December 31, 2012	669	$34.86
Granted	93	$59.08
Exercised	(345)	$30.58
Cancelled, expired, or forfeited	(100)	$42.42
OUTSTANDING, June 30, 2013	317	$42.74

Schedule Of Information Regarding Stock Options Outstanding [Table Text Block]
Certain information regarding stock options outstanding as of June 30, 2013, is as follows:

	Options	Options
Shares and intrinsic value in thousands	Outstanding	Exercisable
Number	317	159
Weighted average per share exercise price	$42.74	$36.02
Aggregate intrinsic value	$5,104	$3,616
Weighted average remaining contractual term (in years)	5.35	2.73

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
The following table presents a summary of restricted stock award activity for 2013:

	Restricted	Weighted Average Grant Date
Shares in thousands	Stock Awards	Fair Value
NON-VESTED, December 31, 2012	604	$48.95
Granted	395	$53.69
Vested	(206)	$46.28
Forfeited	(107)	$50.16
NON-VESTED, June 30, 2013	686	$52.30

Schedule of Information Related to Share Based Payments for content Arrangements [Table Text Block]
Information related to the shares of restricted stock granted as part of these agreements as of June 30, 2013, is as follows:

	Granted	Vested	Unvested	Remaining Vesting Period
Sony	193,348	116,009	77,339	1.1 years
Paramount	300,000	180,000	120,000	1.5 years
Total	493,348	296,009	197,339

Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Schedule of Weighted Average Number of Shares [Table Text Block]
Net income used for calculating basic and diluted EPS is the same for all periods presented. The following table sets forth the computation of shares used for the basic and diluted EPS calculations:

	Three Months Ended June 30,		Six Months Ended June 30,
In thousands	2013	2012	2013	2012
Weighted average shares used for basic EPS	27,438	30,776	27,465	30,682
Dilutive effect of stock options and other share-based awards	362	635	428	669
Dilutive effect of convertible debt	737	1,779	844	1,557
Weighted average shares used for diluted EPS	28,537	33,190	28,737	32,908
Stock options and share-based awards not included in diluted EPS calculation because their effect would be antidilutive	64	115	77	156

Business Segments and Enterprise-Wide Information (Tables)	6 Months Ended
Jun. 30, 2013
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Text Block]
Unallocated general and administrative expenses relate to share-based compensation.

Dollars in thousands			New	Corporate
Three Months Ended June 30, 2013	Redbox	Coinstar	Ventures	Unallocated	Total
Revenue	$478,518	$74,526	$1,186	$—	$554,230
Expenses:
Direct operating	323,266	39,801	3,668	366	367,101
Marketing	5,975	952	525	87	7,539
Research and development	—	1,911	1,877	101	3,889
General and administrative	42,084	6,439	4,765	2,458	55,746
Segment operating income (loss)	107,193	25,423	(9,649)	(3,012)	119,955
Less: depreciation, amortization and other	(40,364)	(8,770)	(490)	—	(49,624)
Operating income (loss)	66,829	16,653	(10,139)	(3,012)	70,331
Loss from equity method investments, net	—	—	—	(9,629)	(9,629)
Interest expense, net	—	—	—	(12,018)	(12,018)
Other, net	—	—	—	(980)	(980)
Income (loss) before income taxes	$66,829	$16,653	$(10,139)	$(25,639)	$47,704

Dollars in thousands			New	Corporate
Three Months Ended June 30, 2012	Redbox	Coinstar	Ventures	Unallocated	Total
Revenue	$457,968	$73,855	$397	$—	$532,220
Expenses:
Direct operating	316,515	39,307	849	128	356,799
Marketing	3,915	1,109	570	16	5,610
Research and development	249	1,008	2,266	91	3,614
General and administrative	40,569	6,704	2,864	2,651	52,788
Segment operating income (loss)	96,720	25,727	(6,152)	(2,886)	113,409
Less: depreciation, amortization and other	(35,335)	(8,279)	(15)	—	(43,629)
Operating income (loss)	61,385	17,448	(6,167)	(2,886)	69,780
Loss from equity method investments, net	—	—	—	(5,044)	(5,044)
Interest expense, net	—	—	—	(3,027)	(3,027)
Other, net	—	—	—	(59)	(59)
Income (loss) before income taxes	$61,385	$17,448	$(6,167)	$(11,016)	$61,650

Dollars in thousands			New	Corporate
Six Months Ended June 30, 2013	Redbox	Coinstar	Ventures	Unallocated	Total
Revenue	$986,438	$139,909	$2,569	$—	$1,128,916
Expenses:
Direct operating	689,947	77,457	6,789	707	774,900
Marketing	12,174	2,005	1,163	154	15,496
Research and development	4	3,679	4,422	181	8,286
General and administrative	84,946	12,728	8,126	5,162	110,962
Segment operating income (loss)	199,367	44,040	(17,931)	(6,204)	219,272
Less: depreciation, amortization and other	(80,741)	(16,954)	(3,384)	—	(101,079)
Operating income (loss)	118,626	27,086	(21,315)	(6,204)	118,193
Loss from equity method investments, net	—	—	—	(16,654)	(16,654)
Interest expense, net	—	—	—	(17,551)	(17,551)
Other, net	—	—	—	(921)	(921)
Income (loss) before income taxes	$118,626	$27,086	$(21,315)	$(41,330)	$83,067

Dollars in thousands			New	Corporate
Six Months Ended June 30, 2012	Redbox	Coinstar	Ventures	Unallocated	Total
Revenue	$960,910	$138,681	$808	$—	$1,100,399
Expenses:
Direct operating	668,783	76,233	1,947	246	747,209
Marketing	8,826	2,829	875	37	12,567
Research and development	730	2,188	4,434	192	7,544
General and administrative	77,033	12,385	5,321	5,860	100,599
Segment operating income (loss)	205,538	45,046	(11,769)	(6,335)	232,480
Less: depreciation, amortization and other	(67,778)	(16,620)	(22)	—	(84,420)
Operating income (loss)	137,760	28,426	(11,791)	(6,335)	148,060
Income (loss) from equity method investments, net	—	—	—	10,115	10,115
Interest expense, net	—	—	—	(7,141)	(7,141)
Other, net	—	—	—	(16)	(16)
Income (loss) before income taxes	$137,760	$28,426	$(11,791)	$(3,377)	$151,018

Schedule of Entity-Wide Information by Major Customers by Reporting Segments [Text Block]
Our Redbox and Coinstar kiosks are primarily located within retailers. The following retailers accounted for 10.0% or more of our consolidated revenue:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Wal-Mart Stores Inc.	15.2%	16.2%	15.4%	16.4%
Walgreen Co.	14.8%	16.5%	15.0%	16.8%
The Kroger Company	10.2%	11.1%	10.2%	11.0%

Fair Value (Tables)	6 Months Ended
Jun. 30, 2013
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table presents our financial assets and (liabilities) that are measured and reported at fair value in our Consolidated Balance Sheets on a recurring basis, by level within the fair value hierarchy (in thousands):

Fair Value at June 30, 2013	Level 1	Level 2	Level 3
Money market demand accounts and investment grade fixed income securities	$88,853	$—	$—
Short term investments	$—	$10,000	$—
Fair Value at December 31, 2012	Level 1	Level 2	Level 3
Money market demand accounts and investment grade fixed income securities	$60,425	$—	$—

Guarantor Subsidiaries (Tables)	6 Months Ended
Jun. 30, 2013
Guarantor Subsidiaries Disclosure [Abstract]
Schedule of Condensed Balance Sheet

CONSOLIDATED BALANCE SHEETS
(in thousands)
As of June 30, 2013
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations and Consolidation Reclassifications	Total
Assets
Current Assets:
Cash and cash equivalents	$331,287	$3,824	$35,134	$—	$370,245
Accounts receivable, net of allowances	1,441	57,084	2,383	—	60,908
Short term investments	10,000	—	—	—	10,000
Content library	449	167,880	4,168	—	172,497
Deferred income taxes	10,544	—	—	(3,553)	6,991
Prepaid expenses and other current assets	14,925	24,456	890	—	40,271
Intercompany receivables	222,140	166,660	4,205	(393,005)	—
Total current assets	590,786	419,904	46,780	(396,558)	660,912
Property and equipment, net	188,756	325,014	34,859	—	548,629
Notes receivable	26,633	—	—	—	26,633
Deferred income taxes	—	—	3,946	7	3,953
Goodwill and other intangible assets	252,270	87,859	—	54	340,183
Other long-term assets	21,641	27,528	15	—	49,184
Investment in related parties	383,352	24,055	—	(407,407)	—
Total assets	$1,463,438	$884,360	$85,600	$(803,904)	$1,629,494
Liabilities and Stockholders’ Equity
Current Liabilities:
Accounts payable	$20,295	$154,674	$2,677	$—	$177,646
Accrued payable to retailers	80,135	41,396	15,696	—	137,227
Other accrued liabilities	49,574	78,821	2,850	—	131,245
Current callable convertible debt	51,105	—	—	—	51,105
Current portion of long-term debt and other	17,500	15	—	—	17,515
Current portion of capital lease obligations	13,466	—	326	—	13,792
Deferred tax liabilities	—	3,553	—	(3,553)	—
Intercompany payables	137,284	206,087	49,634	(393,005)	—
Total current liabilities	369,359	484,546	71,183	(396,558)	528,530
Long-term debt and other long-term liabilities	491,850	18,761	254	—	510,865
Capital lease obligations	12,739	—	404	—	13,143
Deferred tax liabilities	44,625	8,105	26	7	52,763
Total liabilities	918,573	511,412	71,867	(396,551)	1,105,301
Commitments and contingencies
Debt conversion feature	2,630	—	—	—	2,630
Stockholders’ Equity:
Preferred stock	—	—	—	—	—
Common stock	541,155	171,882	12,444	(254,704)	470,777
Treasury stock	(353,875)	—	—	—	(353,875)
Retained earnings	355,990	201,066	4,033	(152,649)	408,440
Accumulated other comprehensive loss	(1,035)	—	(2,744)	—	(3,779)
Total stockholders’ equity	542,235	372,948	13,733	(407,353)	521,563
Total liabilities and stockholders’ equity	$1,463,438	$884,360	$85,600	$(803,904)	$1,629,494

CONSOLIDATED BALANCE SHEETS
(in thousands)
As of December 31, 2012
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations and Consolidation Reclassifications	Total
Assets
Current Assets:
Cash and cash equivalents	$242,489	$—	$40,759	$(354)	$282,894
Accounts receivable, net of allowances	887	56,293	1,151	—	58,331
Content library	1,130	173,339	2,940	—	177,409
Deferred income taxes	27,372	—	899	(21,084)	7,187
Prepaid expenses and other current assets	11,748	17,504	434	—	29,686
Intercompany receivables	119,848	76,878	3,581	(200,307)	—
Total current assets	403,474	324,014	49,764	(221,745)	555,507
Property and equipment, net	188,251	368,620	29,253	—	586,124
Notes receivable	26,731	—	—	—	26,731
Deferred income taxes	—	—	1,334	39	1,373
Goodwill and other intangible assets	253,395	90,614	—	54	344,063
Other long-term assets	18,992	28,906	29	—	47,927
Investment in related parties	90,828	24,395	—	(115,223)	—
Total assets	$981,671	$836,549	$80,380	$(336,875)	$1,561,725
Liabilities and Stockholders’ Equity
Current Liabilities:
Accounts payable	$21,368	$225,463	$4,111	$(354)	$250,588
Accrued payable to retailers	77,266	46,493	14,654	—	138,413
Other accrued liabilities	50,314	92,724	3,087	—	146,125
Current portion of long-term debt and other	15,312	217	—	—	15,529
Current portion of capital lease obligations	13,002	—	348	—	13,350
Deferred tax liabilities	—	21,084	—	(21,084)	—
Intercompany payables	56,473	108,347	35,487	(200,307)	—
Total current liabilities	233,735	494,328	57,687	(221,745)	564,005
Long-term debt and other long-term liabilities	322,279	18,724	176	—	341,179
Capital lease obligations	15,180	—	522	—	15,702
Deferred tax liabilities	54,855	36,857	—	39	91,751
Total liabilities	626,049	549,909	58,385	(221,706)	1,012,637
Commitments and contingencies
Stockholders’ Equity:
Preferred stock	—	—	—	—	—
Common stock	574,842	145,425	12,444	(227,830)	504,881
Treasury stock	(293,149)	—	—	—	(293,149)
Retained earnings	74,985	141,215	10,118	112,661	338,979
Accumulated other comprehensive loss	(1,056)	—	(567)	—	(1,623)
Total stockholders’ equity	355,622	286,640	21,995	(115,169)	549,088
Total liabilities and stockholders’ equity	$981,671	$836,549	$80,380	$(336,875)	$1,561,725

Schedule of Condensed Income Statement

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
(in thousands)
Three Months Ended June 30, 2013
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Total
Revenue	$64,674	$477,022	$12,534	$—	$554,230
Expenses:
Direct operating	37,637	319,278	12,640	(2,454)	367,101
Marketing	1,421	5,430	688	—	7,539
Research and development	3,889	—	—	—	3,889
General and administrative	10,369	42,557	366	2,454	55,746
Depreciation and other	7,668	38,833	1,246	—	47,747
Amortization of intangible assets	569	1,308	—	—	1,877
Total expenses	61,553	407,406	14,940	—	483,899
Operating income	3,121	69,616	(2,406)	—	70,331
Other income (expense), net:
Income (loss) from equity method investments, net	(1,435)	(8,194)	—	—	(9,629)
Interest expense, net	(12,010)	(4)	(4)	—	(12,018)
Other, net	(2,981)	2,015	(14)	—	(980)
Total other income (expense), net	(16,426)	(6,183)	(18)	—	(22,627)
Income before income taxes	(13,305)	63,433	(2,424)	—	47,704
Income tax expense	21,532	(23,120)	741	—	(847)
Equity in income (losses) of subsidiaries	38,630	(1,683)	—	(36,947)	—
Net income	46,857	38,630	(1,683)	(36,947)	46,857
Foreign currency translation adjustment	188	—	(430)	—	(242)
Comprehensive income	$47,045	$38,630	$(2,113)	$(36,947)	$46,615

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
(in thousands)
Three Months Ended June 30, 2012
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Total
Revenue	$63,589	$457,905	$10,726	$—	$532,220
Expenses:
Direct operating	34,937	315,476	6,386	—	356,799
Marketing	1,362	3,817	431	—	5,610
Research and development	2,928	686	—	—	3,614
General and administrative	11,303	41,122	363	—	52,788
Depreciation and other	6,925	35,277	803	—	43,005
Amortization of intangible assets	570	54	—	—	624
Total expenses	58,025	396,432	7,983	—	462,440
Operating income	5,564	61,473	2,743	—	69,780
Other income (expense), net:
Income (loss) from equity method investments, net	(675)	(4,369)	—	—	(5,044)
Interest expense, net	(4,421)	1,398	(4)	—	(3,027)
Other, net	46	(66)	(39)	—	(59)
Total other income (expense), net	(5,050)	(3,037)	(43)	—	(8,130)
Income before income taxes	514	58,436	2,700	—	61,650
Income tax expense	(1,944)	(23,033)	202	—	(24,775)
Equity in income (losses) of subsidiaries	1,513	2,898	—	(4,411)	—
Net income	83	38,301	2,902	(4,411)	36,875
Foreign currency translation adjustment	—	—	(862)	—	(862)
Comprehensive income	$83	$38,301	$2,040	$(4,411)	$36,013

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
(in thousands)
Six Months Ended June 30, 2013
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Total
Revenue	$121,622	$983,741	$23,553	$—	$1,128,916
Expenses:
Direct operating	73,164	682,357	24,090	(4,711)	774,900
Marketing	3,031	11,312	1,153	—	15,496
Research and development	8,283	3	—	—	8,286
General and administrative	19,630	85,905	716	4,711	110,962
Depreciation and other	17,318	77,573	2,294	—	97,185
Amortization of intangible assets	1,139	2,755	—	—	3,894
Total expenses	122,565	859,905	28,253	—	1,010,723
Operating income	(943)	123,836	(4,700)	—	118,193
Other income (expense), net:
Income (loss) from equity method investments, net	(2,019)	(14,635)	—	—	(16,654)
Interest expense, net	(17,954)	453	(50)	—	(17,551)
Other, net	(1,090)	211	(42)	—	(921)
Total other income (expense), net	(21,063)	(13,971)	(92)	—	(35,126)
Income before income taxes	(22,006)	109,865	(4,792)	—	83,067
Income tax expense	26,750	(41,805)	1,449	—	(13,606)
Equity in income (losses) of subsidiaries	70,099	(652)	—	(69,447)	—
Net income	74,843	67,408	(3,343)	(69,447)	69,461
Foreign currency translation adjustment	21	—	(2,177)	—	(2,156)
Comprehensive income	$74,864	$67,408	$(5,520)	$(69,447)	$67,305

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
(in thousands)
Six Months Ended June 30, 2012
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Total
Revenue	$119,252	$960,844	$20,303	$—	$1,100,399
Expenses:
Direct operating	68,321	667,470	13,921	(2,503)	747,209
Marketing	3,234	8,428	905	—	12,567
Research and development	6,243	1,301	—	—	7,544
General and administrative	19,359	78,200	537	2,503	100,599
Depreciation and other	13,857	67,670	1,582	—	83,109
Amortization of intangible assets	1,206	105	—	—	1,311
Total expenses	112,220	823,174	16,945	—	952,339
Operating income	7,032	137,670	3,358	—	148,060
Other income (expense), net:
Income (loss) from equity method investments, net	(1,095)	11,210	—	—	10,115
Interest expense, net	(8,836)	1,701	(6)	—	(7,141)
Other, net	133	(133)	(16)	—	(16)
Total other income (expense), net	(9,798)	12,778	(22)	—	2,958
Income before income taxes	(2,766)	150,448	3,336	—	151,018
Income tax expense	(683)	(59,961)	197	—	(60,447)
Equity in income (losses) of subsidiaries	94,020	3,533	—	(97,553)	—
Net income	90,571	94,020	3,533	(97,553)	90,571
Foreign currency translation adjustment	(223)	—	88	—	(135)
Comprehensive income	$90,348	$94,020	$3,621	$(97,553)	$90,436

Schedule of Condensed Cash Flow Statement

CONSOLIDATED STATEMENT OF CASH FLOWS
(in thousands)
Six Months Ended June 30, 2013
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations and Consolidation Reclassifications	Total
Operating Activities:
Net income	$74,843	$67,408	$(3,343)	$(69,447)	$69,461
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and other	17,318	77,573	2,294	—	97,185
Amortization of intangible assets and deferred financing fees	2,412	2,755	—	—	5,167
Share-based payments expense	5,063	3,617	—	—	8,680
Excess tax benefits on share-based payments	(3,029)	—	—	—	(3,029)
Deferred income taxes	10,915	(46,283)	(1,543)	—	(36,911)
(Income) loss from equity method investments, net	2,019	14,635	—	—	16,654
Non-cash interest on convertible debt	2,774	—	—	—	2,774
Loss from extinguishments of callable convertible debt	5,949	—	—	—	5,949
Other	(1,536)	(272)	(3)	—	(1,811)
Equity in (income) losses of subsidiaries	(70,099)	652	—	69,447	—
Cash flows from changes in operating assets and liabilities:
Accounts receivable	(555)	(791)	(1,304)	—	(2,650)
Content library	680	5,459	(1,227)	—	4,912
Prepaid expenses and other current assets	(3,176)	(6,951)	(484)	—	(10,611)
Other assets	145	744	13	—	902
Accounts payable	3,221	(74,894)	347	354	(70,972)
Accrued payable to retailers	2,869	(5,097)	1,955	—	(273)
Other accrued liabilities	1,542	(16,177)	(128)	—	(14,763)
Net cash flows from operating activities	51,355	22,378	(3,423)	354	70,664
Investing Activities:
Purchases of property and equipment	(32,037)	(25,474)	(11,219)	—	(68,730)
Proceeds from sale of property and equipment	12,079	750	3	—	12,832
Net sales (purchases) of short term investments	(10,000)	—	—	—	(10,000)
Receipt of note receivable principal	95	—	—	—	95
Equity investments	—	(14,000)	—	—	(14,000)
Investments in and advances to affiliates	(31,177)	20,373	10,804	—	—
Net cash flows from investing activities	(61,040)	(18,351)	(412)	—	(79,803)
Financing Activities:
Proceeds from issuance of senior unsecured notes	343,769	—	—	—	343,769
Financing costs associated with senior unsecured notes	(444)	—	—	—	(444)
Principal payments on term loan and repurchase of convertible debt	(176,196)	—	—	—	(176,196)
Repurchases of common stock	(71,388)	—	—	—	(71,388)
Principal payments on capital lease obligations and other debt	(7,053)	(203)	(195)	—	(7,451)
Excess tax benefits related to share-based payments	3,029	—	—	—	3,029
Proceeds from exercise of stock options, net	6,745	—	—	—	6,745
Net cash flows from financing activities	98,462	(203)	(195)	—	98,064
Effect of exchange rate changes on cash	21	—	(1,595)	—	(1,574)
Increase (decrease) in cash and cash equivalents	88,798	3,824	(5,625)	354	87,351
Cash and cash equivalents:
Beginning of period	242,489	—	40,759	(354)	282,894
End of period	$331,287	$3,824	$35,134	$—	$370,245

CONSOLIDATED STATEMENT OF CASH FLOWS
(in thousands)
Six Months Ended June 30, 2012
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations and Consolidation Reclassifications	Total
Operating Activities:
Net income	$90,571	$94,020	$3,533	$(97,553)	$90,571
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and other	13,857	67,670	1,582	—	83,109
Amortization of intangible assets and deferred financing fees	2,269	105	—	—	2,374
Share-based payments expense	5,280	9,450	—	—	14,730
Excess tax benefits on share-based payments	(3,737)	—	—	—	(3,737)
Deferred income taxes	7,141	49,726	(243)	—	56,624
(Income) loss from equity method investments, net	1,095	(11,210)	—	—	(10,115)
Non-cash interest on convertible debt	3,481	—	—	—	3,481
Other	(1,477)	(1,837)	1	—	(3,313)
Equity in (income) losses of subsidiaries	(94,020)	(3,533)	—	97,553	—
Cash flows from changes in operating assets and liabilities:
Accounts receivable	(137)	(6,360)	(118)	—	(6,615)
Content library	134	(3,237)	(937)	—	(4,040)
Prepaid expenses and other current assets	470	(7,120)	(224)	—	(6,874)
Other assets	74	921	—	—	995
Accounts payable	(5,310)	(19,985)	390	(1,122)	(26,027)
Accrued payable to retailers	2,009	(4,177)	45	—	(2,123)
Other accrued liabilities	(1,343)	6,671	(147)	—	5,181
Net cash flows from operating activities	20,357	171,104	3,882	(1,122)	194,221
Investing Activities:
Purchases of property and equipment	(28,481)	(45,082)	(3,138)	—	(76,701)
Proceeds from sale of property and equipment	361	308	—	—	669
Acquisition of NCR DVD kiosk business	—	(100,000)	—	—	(100,000)
Equity investments	(10,000)	(18,350)		—	(28,350)
Investments in and advances to affiliates	3,110	(2,483)	(627)	—	—
Net cash flows from investing activities	(35,010)	(165,607)	(3,765)	—	(204,382)
Financing Activities:
Principal payments on term loan and repurchase of convertible debt	(4,375)	—	—	—	(4,375)
Repurchases of common stock	(4,058)	—	—	—	(4,058)
Principal payments on capital lease obligations and other debt	(3,532)	(5,497)	(165)	—	(9,194)
Excess tax benefits related to share-based payments	3,737	—	—	—	3,737
Proceeds from exercise of stock options, net	3,981	—	—	—	3,981
Net cash flows from financing activities	(4,247)	(5,497)	(165)	—	(9,909)
Effect of exchange rate changes on cash	(223)	—	73	—	(150)
Increase (decrease) in cash and cash equivalents	(19,123)	—	25	(1,122)	(20,220)
Cash and cash equivalents:
Beginning of period	310,259	—	31,766	(170)	341,855
End of period	$291,136	$—	$31,791	$(1,292)	$321,635

Summary of Significant Accounting Policies (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012
Change in Accounting Estimate [Line Items]
Reduction in direct operating expense	$ (367,101)	[1]	$ (356,799)	[1]	$ (774,900)	[1]	$ (747,209)	[1]
Net Income (Loss) Attributable to Parent	46,857		36,875		69,461		90,571
Basic earnings per share	$ 1.71		$ 1.2		$ 2.53		$ 2.95
Diluted earnings per share	$ 1.64		$ 1.11		$ 2.42		$ 2.75
Content Library [Member]
Change in Accounting Estimate [Line Items]
Reduction in direct operating expense	21,700
Net Income (Loss) Attributable to Parent	$ 13,400
Basic earnings per share	$ 0.49
Diluted earnings per share	$ 0.47

[1]	“Direct operating” excludes depreciation and other of $31.6 million and $64.9 million for the three and six months ended June 30, 2013 , respectively, and $30.2 million and $60.2 million for the three and six months ended June 30, 2012, respectively.

Organization And Business (Details)	Jun. 30, 2013 Kiosks
Kiosks	64,640
Locations	56,740
Redbox [Member]
Kiosks	43,600
Locations	35,900
Coin [Member]
Kiosks	20,700
Locations	20,500
New Ventures [Member]
Kiosks	340
Locations	340

Business Combination (Narrative) (Details) (USD $)	3 Months Ended	6 Months Ended		0 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Jun. 22, 2012 Asset Acquisition [Member]	Jun. 30, 2013 Asset Acquisition [Member]
Business Acquisition [Line Items]
Closing date					Jun 22, 2012
Cash purchase price				$ 100,000,000
Measurement Period				12 months
Purchase accounting adjustments, Goodwill					(14,766,000)
Goodwill	$ 295,094,000	$ 295,094,000	$ 295,094,000	$ 27,344,000
The forecasted future cash flows discounted rate	11.00%
Estimated weighted-average useful life of the acquired identifiable intangible assets		9 years 7 months 6 days

Business Combination (Schedule Of NCR Purchase Price Allocation) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Asset Acquisition [Member]	Jun. 22, 2012 Asset Acquisition [Member]	Dec. 31, 2012 Preliminary [Member]	Jun. 22, 2012 Preliminary [Member] Asset Acquisition [Member]
Business Acquisition [Line Items]
Content library				$ 4,330		$ 4,330
Prepaid expenses				240		240
Deferred income taxes				1,500		1,500
Property and equipment				23,896		9,130
Purchase accounting adjustments, Property and equipment			14,766
Intangible assets				46,960		46,960
Goodwill	295,094	295,094		27,344	309,860	42,110
Purchase accounting adjustments, Goodwill			(14,766)
Total assets acquired				104,270		104,270
Accrued liabilities				(4,270)		(4,270)
Total consideration paid in cash				$ 100,000		$ 100,000

Business Combination (Schedule Of NCR Purchase Price Allocated to Intangible Assets) (Details) (Asset Acquisition [Member], USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible asset	$ 46,960
Retailer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible asset	40,000
Intangible assets, amortization period, years	10 years
Patents [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible asset	6,300
Intangible assets, amortization period, years	8 years
Trademarks And Tradenames [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible asset	500
Intangible assets, amortization period, years	1 year
Internal Use Software [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible asset	$ 160
Intangible assets, amortization period, years	1 year

Business Combination (Schedule Of Estimated Amortization Of Acquired Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Business Combinations [Abstract]
Remainder of 2013	$ 2,395
2014	4,788
2015	4,788
2016	4,788
2017	4,788
2018	4,788
Thereafter	15,178
Total remaining amortization	$ 41,513

Cash And Cash Equivalents (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Cash and Cash Equivalents [Abstract]
Cash equivalents	$ 88.9	$ 60.4
Cash identified for setting accrued payable to retailer partners	$ 95.8	$ 91.8

Short Term Investments (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Short-term Investments [Abstract]
Short term investments	$ 10,000	$ 0

Property And Equipment (Schedule Of Property And Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Kiosks and components	$ 1,063,240	$ 1,041,755
Computers, servers, and software	216,131	195,756
Office furniture and equipment	6,908	6,538
Vehicles	6,680	7,278
Leasehold improvements	22,283	19,743
Property and equipment, at cost	1,315,242	1,271,070
Accumulated depreciation and amortization	(766,613)	(684,946)
Property and equipment, net	$ 548,629	$ 586,124

Property And Equipment (Narrative) (Details) (USD $)	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Long lived assets held-for-sale, total impairment charge	$ 3,200,000			$ 3,200,000
Long lived assets held for sale, portion of impairment charge recorded to depreciation expense		2,700,000
Long lived assets held for sale, portion of impairment charge recorded to direct operating expense		500,000
Proceeds from sale of property and equipment	12,700,000		525,000	12,832,000	669,000
NCR Kiosks and Series of Transactions [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net book value of NCR kiosks sold	12,400,000
Proceeds from sale of property and equipment	$ 11,800,000

Goodwill And Other Intangible Assets (Goodwill Carrying Amount) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2012 Preliminary [Member]	Jun. 30, 2013 Asset Acquisition [Member]	Jun. 22, 2012 Asset Acquisition [Member]	Jun. 22, 2012 Asset Acquisition [Member] Preliminary [Member]
Goodwill [Line Items]
Adjustments				$ (14,766)
Goodwill	$ 295,094	$ 295,094	$ 309,860		$ 27,344	$ 42,110

Goodwill And Other Intangible Assets (Gross Amount Of Other Intangible Assets And The Related Accumulated Amortization) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Retailer Relationships [Member]	Dec. 31, 2012 Retailer Relationships [Member]	Jun. 30, 2013 Other [Member]	Dec. 31, 2012 Other [Member]	Jun. 30, 2013 Minimum [Member] Retailer Relationships [Member]	Jun. 30, 2013 Minimum [Member] Other [Member]	Jun. 30, 2013 Maximum [Member] Retailer Relationships [Member]	Jun. 30, 2013 Maximum [Member] Other [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, amortization period, years							5 years	1 year	10 years	40 years
Intangible assets, gross			$ 53,344	$ 53,344	$ 9,418	$ 9,404
Intangible assets, accumulated amortization			(14,663)	(11,518)	(3,010)	(2,261)
Intangible assets, net	$ 45,089	$ 48,969	$ 38,681	$ 41,826	$ 6,408	$ 7,143

Goodwill And Other Intangible Assets Intangible Assets (Amortization Expenses) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Finite-Lived Intangible Assets [Line Items]
Total amortization of intangible assets	$ 1,877	$ 624	$ 3,894	$ 1,311
Retailer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Total amortization of intangible assets	1,568	614	3,145	1,229
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Total amortization of intangible assets	$ 309	$ 10	$ 749	$ 82

Goodwill And Other Intangible Assets Intangible Assets (Expected Future Amortization) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	$ 45,089	$ 48,969
Retailer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Remainder of 2013	3,105
2014	5,432
2015	4,012
2016	4,012
2017	4,012
2018	4,012
Thereafter	14,096
Intangible assets, net	38,681	41,826
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Remainder of 2013	487
2014	975
2015	940
2016	828
2017	806
2018	802
Thereafter	1,570
Intangible assets, net	$ 6,408	$ 7,143

Equity Method Investments and Related Party Transactions (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended		1 Months Ended	3 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Feb. 29, 2012 Redbox Instant By Verizon [Member]	Mar. 31, 2013 Redbox Instant By Verizon [Member]	Jun. 30, 2013 Redbox Instant By Verizon [Member]	Dec. 31, 2012 Redbox Instant By Verizon [Member]	Jun. 30, 2012 Redbox Instant By Verizon [Member]	Mar. 31, 2012 Redbox Instant By Verizon [Member]
Schedule of Equity Method Investments [Line Items]
Description of transaction accounting method					equity method
Equity method investment, ownership percentage					35.00%		35.00%			35.00%
Payments to acquire interest in the Joint Venture					$ 14,000,000
Capital contribution to maintain certain ownership percentage					450,000,000
Redbox ownership interest dilution					10.00%
Payments to acquire equity method investments	0	0	14,000,000	28,350,000		14,000,000
Fair value of Redbox trademarks						30,000,000
Trademark gain	0	0	0	19,500,000		19,500,000
The transaction related costs of joint venture									4,400,000
Loss from equity method investments and amortization of differences in carrying amount and underlying equity							14,600,000		8,300,000
Due from related parties							$ 12,600,000	$ 900,000

Equity Method Investments and Related Party Transactions (Equity Investments and Ownership Percentages) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2012	Feb. 29, 2012
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	$ 36,485
Redbox Instant By Verizon [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	25,210
Equity method investment, ownership percentage	35.00%	35.00%	35.00%
Other Equity Investments [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	$ 11,275
Minimum [Member] | Other Equity Investments [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	10.00%
Maximum [Member] | Other Equity Investments [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	23.00%

Equity Method Investments and Related Party Transactions (Schedule of Income (Loss) From Equity Method Investments) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Schedule of Equity Method Investments [Line Items]
Trademark gain	$ 0		$ 0	$ 0	$ 19,500
Proportionate share of net loss of equity method investees	(9,010)		(4,676)	(15,416)	(8,354)
Amortization of differences in carrying amount and underlying equity	(619)		(368)	(1,238)	(1,031)
Total income (loss) from equity method investments	(9,629)		(5,044)	(16,654)	10,115
Redbox Instant By Verizon [Member]
Schedule of Equity Method Investments [Line Items]
Trademark gain		19,500
Proportionate share of net loss of equity method investees	(7,575)		(4,001)	(13,397)	(7,258)
Other Equity Investments [Member]
Schedule of Equity Method Investments [Line Items]
Proportionate share of net loss of equity method investees	$ (1,435)		$ (675)	$ (2,019)	$ (1,096)

Debt And Other Long-Term Liabilities (Schedule Of Debt And Other Long-Term Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Long-term Debt, by Type Alternative [Abstract]
Senior unsecured notes, current	$ 0
Senior unsecured notes, long-term	350,000
Senior unsecured notes, total	350,000
Callable convertible debt, current	51,105	0
Convertible debt, long-term	0	172,810
Convertible debt, total	51,105	172,810
Term loan, current	17,500	15,312
Term loan, long-term	135,625	144,375
Term loan, total	153,125	159,687
Asset retirement obligation, current	0	0
Asset retirement obligations, long-term	12,444	14,020
Asset retirement obligation, total	12,444	14,020
Other liabilities, current	15	217
Other liabilities, long-term	12,796	9,974
Other liabilities, total	12,811	10,191
Debt and other liabilities, current	68,620	15,529
Debt and other liabilities, long-term	510,865	341,179
Total debt and other liabilities	$ 579,485	$ 356,708

Debt And Other Long-Term Liabilities (Narrative Senior Unsecured Notes) (Details) (USD $)	3 Months Ended		6 Months Ended		0 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Mar. 12, 2013 Senior Unsecured Notes [Member]	Jun. 30, 2013 Senior Unsecured Notes [Member]	Mar. 12, 2013 Senior Unsecured Notes [Member] Period, March 15, 2016 To March 14, 2017 [Member]	Mar. 12, 2013 Senior Unsecured Notes [Member] Period, March 15, 2017 To March 14, 2018 [Member]	Mar. 12, 2013 Senior Unsecured Notes [Member] Period, March 15, 2018 To March 15, 2019 [Member]	Mar. 12, 2013 Senior Unsecured Notes [Member] Period, March 12, 2013 To March 14, 2016 [Member]
Debt Instrument [Line Items]
Date entered into indenture						Mar 12, 2013
Senior unsecured note, face amount					$ 350,000,000
Proceeds from issuance of senior unsecured notes	$ 0	$ 0	$ 343,769,000	$ 0	$ 343,800,000
Interest rate, per year					6.00%
Debt Instrument, Maturity Date						Mar 15, 2019
Redemption rate applicable to periods							103.00%	101.50%	100.00%	100.00%
Redemption rate with proceeds of certain equity offerings										106.00%
Maximum aggregate principal amount of notes redeemable										35.00%
Minimum aggregate principal amount of Notes outstanding after redemption										65.00%
Percentage of principal amount of notes required to be offered to purchase the Notes upon a change in control					101.00%
Percentage of principal amount of notes required to be offered to purchase the Notes if certain asset sales are made					100.00%
Minimum percentage of aggregate principal amount of Notes required to declare the principal amount plus accrued and unpaid interest on the Notes to be immediately due and payable in event of default					25.00%
Debt instrument, covenant description					The terms of the Notes restrict our ability and the ability of certain of its subsidiaries to, among other things: incur additional indebtedness; create liens; pay dividends or make distributions in respect of capital stock; purchase or redeem capital stock; make investments or certain other restricted payments; sell assets; enter into transactions with stockholders or affiliates; or effect a consolidation or merger. However, these and other limitations set forth in the Indenture will be subject to a number of important qualifications and exceptions.

Debt And Other Long-Term Liabilities (Narrative Term Loan And Revolver) (Details) (USD $)	6 Months Ended
Jun. 30, 2013
Line Of Credit Facility [Line Items]
Line of credit facility, initiation date	Jul 15, 2011
Credit facility term	5 years
Line of credit facility option to increase borrowing capacity	$ 250,000,000
Credit facility maturity date	Jul 15, 2016
Base Rate [Member]
Line Of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.25%
LIBOR Rate [Member]
Line Of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.25%
Revolving Credit Facility [Member]
Line Of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity	450,000,000
Line of credit facility, amount outstanding	0
Debt instrument, covenant compliance	we were in compliance with the covenants of the credit facility
Term Loan [Member]
Line Of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity	175,000,000
Line of credit facility total amount borrowed	$ 175,000,000
Term loan interest rate	1.45%

Debt And Other Long-Term Liabilities (Schedule Of Term Loan Repayments) (Details) (Term Loan [Member], USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Term Loan [Member]
Line Of Credit Facility [Line Items]
Remaining due in 2013	$ 8,751
2014	19,687
2015	21,875
2016	102,812
Total remaining term loan	$ 153,125

Debt And Other Long-Term Liabilities (Narrative Convertible Debt) (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Convertible Debt [Member] debt trading_day	Dec. 31, 2012 Convertible Debt [Member]
Debt Instrument [Line Items]
Interest rate, per year					4.00%
Aggregate outstanding principal					$ 53,735,000	$ 184,983,000
Convertible Debt issuance effective interest rate					8.50%
Debt Instrument, Maturity Date					Sep 1, 2014
Debt instrument, covenant compliance					we were in compliance with all covenants
Conversion price threshold for convertible debt					$ 52.38
Common stock closing price exceeds percentage of conversion price					130.00%
Number Of Trading Days Considered For Early Conversion Of Note					20
Number Of Consecutive Trading Days Considered For Early Conversion Of Notes					30 days
Number of convertible senior note repurchased					131,248
Convertible senior note repurchased, face value					131,200,000
Cash paid for convertitble senior note repurchase					169,600,000
Common stock issued to convertible note holders			255,499
The loss from extinguishment of callable convertible debt	$ 4,011,000	$ 0	$ 5,949,000	$ 0	$ 5,900,000

Debt And Other Long-Term Liabilities (Schedule Of Additional Information Of Convertible Debt) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Convertible Debt [Roll Forward]
Amortization of discount	$ 1,111	$ 1,764	$ 2,774	$ 3,481
Outstanding December 31, 2012 - Net			172,810
Outstanding June 30, 2013 - Net	51,105		51,105
Convertible Debt [Member]
Convertible Debt [Roll Forward]
Outstanding December 31, 2012 - Principal			184,983
Early extinguishments - Principal			(131,248)
Outstanding June 30, 2013 - Principal	53,735		53,735
Outstanding December 31, 2012 -Debt instrument, unamortized discount			(12,173)
Early extinguishments - Discount			6,769
Amortization of discount	1,111	1,764	2,774	3,481
Outstanding June 30, 2013 -Debt instrument, unamortized discount	(2,630)		(2,630)
Outstanding December 31, 2012 - Net			172,810
Early extinguishments - Net			(124,479)
Amortization of debt discount			2,774
Outstanding June 30, 2013 - Net	$ 51,105		$ 51,105

Debt And Other Long-Term Liabilities (Schedule Of Interest Expense Related To Convertible Debt) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Debt Instrument [Line Items]
Amortization of debt discount	$ 1,111	$ 1,764	$ 2,774	$ 3,481
Convertible Debt [Member]
Debt Instrument [Line Items]
Contractual interest expense	1,115	2,000	2,816	4,000
Amortization of debt discount	1,111	1,764	2,774	3,481
Total interest expense related to convertible debt	$ 2,226	$ 3,764	$ 5,590	$ 7,481

Debt And Other Long-Term Liabilities (Schedule Of Remaining Unamortized Debt Discount Expected To Be Recognized As Non-Cash Interest Expense) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Long-term Debt, Unclassified [Abstract]
Remainder of 2013	$ 1,090
2014	1,540
Total unamortized discount	$ 2,630

Debt And Other Long-Term Liabilities (Narrative Interest Expense) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Long-term Debt, Unclassified [Abstract]
Interest expense	$ 13.3	$ 4.2	$ 19.9	$ 9.4

Repurchases Of Common Stock (Summary Of Authorized Stock Repurchases) (Details) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
Summary Of Authorized Stock Repurchases [Roll Forward]
Authorized repurchase - as of January 1, 2013		$ 133,640,000
Additional board authorization		250,000,000
Proceeds from the exercise of stock options	5,864,000	10,519,000
Repurchase of common stock from open market	(24,906,000)	(71,388,000)
Authorized repurchase - as of June 30, 2013	$ 322,771,000	$ 322,771,000

Repurchases Of Common Stock (Narrative) (Details) (USD $)	6 Months Ended
Jun. 30, 2013
Class of Stock Disclosures [Abstract]
Additional board authorization	$ 250,000,000

Share-Based Payments (Narrative) (Details)	6 Months Ended
Jun. 30, 2013
Awards Granted To Executives And Non Employee Directors [Member] | Stock Options [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share-based payment award vesting period, years	4 years
Share-based payment award vesting period, expiration years	10 years
Awards Granted To Employees And Executives [Member] | Restricted Stock [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share-based payment award vesting period, years	4 years
Awards Granted To Non Employee Directors [Member] | Restricted Stock [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share-based payment award vesting period, years	1 year
Performance-based Restricted Stock Awards Granted to Executives [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Percentage of stock restricted stock awards vests two year from the date of grant	65.00%
Remaining percentage of the restricted stock award vests over three years from the date of grant.	35.00%
Performance-based Restricted Stock Awards Granted to Executives [Member] | Restricted Stock [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share-based payment award vesting period, years	3 years

Share-Based Payments (Schedule Of Information Regarding Share-Based Payments) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payments expense	$ 3,843	$ 5,938	$ 8,680	$ 14,730
Tax benefit on share-based compensation expense	1,459	2,234	3,289	5,568
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payments expense	321	630	898	1,399
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payments expense	2,691	2,256	5,306	4,936
Content Arrangements [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payments expense	$ 831	$ 3,052	$ 2,476	$ 8,395

Share-Based Payments (Schedule Of Unrecognized Compensation Cost And Weighted-Average Remaining Life) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Share-Based Payments Expense	$ 28,849
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Share-Based Payments Expense	2,115
Weighted-Average Remaining Life	2 years 7 months 6 days
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Share-Based Payments Expense	24,586
Weighted-Average Remaining Life	2 years 8 months 12 days
Content Arrangements [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Share-Based Payments Expense	$ 2,148
Weighted-Average Remaining Life	1 year 3 months 18 days

Share-Based Payments (Schedule Of Weighted Average Valuation Assumptions) (Details)	6 Months Ended
Jun. 30, 2013
Share-based Compensation [Abstract]
Expected term (in years)	6 years 3 months
Expected stock price volatility	45.00%
Risk-free interest rate	1.90%
Expected dividend yield	0.00%

Share-Based Payments (Summary Of Stock Option Activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
OUTSTANDING, Beginning of year, shares	669
Granted, shares	93
Exercised, shares	(345)
Cancelled, expired or forfeited, shares	(100)
OUTSTANDING, Ending balance, shares	317
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
OUTSTANDING, Beginning of year, weighted average exercise price	$ 34.86
Granted, weighted average exercise price	$ 59.08
Exercised, weighted average exercise price	$ 30.58
Cancelled, expired or forfeited, weighted average exercise price	$ 42.42
OUTSTANDING, Ending balance, weighted average exercise price	$ 42.74

Share-Based Payments (Schedule Of Information Regarding Stock Options Outstanding) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Share-based Compensation [Abstract]
Options outstanding, Number	317	669
Options outstanding, weighted average per share exercise price	$ 42.74	$ 34.86
Options outstanding, aggregate intrinsic value	$ 5,104
Options outstanding, weighted average remaining contractual term (in years)	5 years 4 months 7 days
Options exercisable, Number	159
Options exercisable, weighted average per share exercise price	$ 36.02
Options exercisable, aggregate intrinsic value	$ 3,616
Options exercisable, weighted average remaining contractual term (in years)	2 years 8 months 24 days

Share-Based Payments (Summary Of Restricted Stock Award Activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
NON-VESTED, Beginning of year, shares	604
Granted (shares)	395
Vested, shares	(206)
Forfeited, shares	(107)
NON-VESTED, end of period, shares	686
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
NON-VESTED, Beginning of year, weighted average grant date fair value	$ 48.95
Per share weighted average grant date fair value of restricted stock granted	$ 53.69
Vested, weighted average grant date fair value	$ 46.28
Forfeited, weighted average grant date fair value	$ 50.16
NON-VESTED, end of period, weighted average grant date fair value	$ 52.3

Share-Based Payments (Schedule Of Information Related To Restricted Stock Granted As Part Of DVD Arrangements) (Details)	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (shares)	395,000
Vested (shares)	206,000
Unvested (shares)	686,000	604,000
Content Arrangements [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (shares)	493,348
Vested (shares)	296,009
Unvested (shares)	197,339
Sony [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (shares)	193,348
Vested (shares)	116,009
Unvested (shares)	77,339
Remaining Vesting Period	1 year 1 month 6 days
Paramount [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (shares)	300,000
Vested (shares)	180,000
Unvested (shares)	120,000
Remaining Vesting Period	1 year 6 months

Earnings Per Share (Details) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Earnings Per Share Diluted [Line Items]
Weighted average shares used for basic EPS	27,438	30,776	27,465	30,682
Dilutive effect of stock options and other stock-based awards	362	635	428	669
Dilutive effect of convertible debt	737	1,779	844	1,557
Weighted average shares used for diluted EPS	28,537	33,190	28,737	32,908
Stock Options and Other Stock-based Awards [Member]
Earnings Per Share Diluted [Line Items]
Stock options and share-based awards not included in diluted EPS calculation because their effect would be antidilutive	64	115	77	156

Business Segments and Enterprise-Wide Information (Schedule Of Segment Performance) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012
Segment Reporting Information [Line Items]
Revenue	$ 554,230		$ 532,220		$ 1,128,916		$ 1,100,399
Expenses:
Direct operating	367,101	[1]	356,799	[1]	774,900	[1]	747,209	[1]
Marketing	7,539		5,610		15,496		12,567
Research and development	3,889		3,614		8,286		7,544
General and administrative	55,746		52,788		110,962		100,599
Segment operating income (loss)	119,955		113,409		219,272		232,480
Less: depreciation and amortization	(49,624)		(43,629)		(101,079)		(84,420)
Operating income	70,331		69,780		118,193		148,060
Income (loss) from equity method investments, net	(9,629)		(5,044)		(16,654)		10,115
Interest expense, net	(12,018)		(3,027)		(17,551)		(7,141)
Other, net	(980)		(59)		(921)		(16)
Income (loss) from before income taxes	47,704		61,650		83,067		151,018
Redbox [Member]
Segment Reporting Information [Line Items]
Revenue	478,518		457,968		986,438		960,910
Expenses:
Direct operating	323,266		316,515		689,947		668,783
Marketing	5,975		3,915		12,174		8,826
Research and development	0		249		4		730
General and administrative	42,084		40,569		84,946		77,033
Segment operating income (loss)	107,193		96,720		199,367		205,538
Less: depreciation and amortization	(40,364)		(35,335)		(80,741)		(67,778)
Operating income	66,829		61,385		118,626		137,760
Income (loss) from equity method investments, net	0		0		0		0
Interest expense, net	0		0		0		0
Other, net	0		0		0		0
Income (loss) from before income taxes	66,829		61,385		118,626		137,760
Coin [Member]
Segment Reporting Information [Line Items]
Revenue	74,526		73,855		139,909		138,681
Expenses:
Direct operating	39,801		39,307		77,457		76,233
Marketing	952		1,109		2,005		2,829
Research and development	1,911		1,008		3,679		2,188
General and administrative	6,439		6,704		12,728		12,385
Segment operating income (loss)	25,423		25,727		44,040		45,046
Less: depreciation and amortization	(8,770)		(8,279)		(16,954)		(16,620)
Operating income	16,653		17,448		27,086		28,426
Income (loss) from equity method investments, net	0		0		0		0
Interest expense, net	0		0		0		0
Other, net	0		0		0		0
Income (loss) from before income taxes	16,653		17,448		27,086		28,426
New Ventures [Member]
Segment Reporting Information [Line Items]
Revenue	1,186		397		2,569		808
Expenses:
Direct operating	3,668		849		6,789		1,947
Marketing	525		570		1,163		875
Research and development	1,877		2,266		4,422		4,434
General and administrative	4,765		2,864		8,126		5,321
Segment operating income (loss)	(9,649)		(6,152)		(17,931)		(11,769)
Less: depreciation and amortization	(490)		(15)		(3,384)		(22)
Operating income	(10,139)		(6,167)		(21,315)		(11,791)
Income (loss) from equity method investments, net	0		0		0		0
Interest expense, net	0		0		0		0
Other, net	0		0		0		0
Income (loss) from before income taxes	(10,139)		(6,167)		(21,315)		(11,791)
Corporate Unallocated [Member]
Segment Reporting Information [Line Items]
Revenue	0		0		0		0
Expenses:
Direct operating	366		128		707		246
Marketing	87		16		154		37
Research and development	101		91		181		192
General and administrative	2,458		2,651		5,162		5,860
Segment operating income (loss)	(3,012)		(2,886)		(6,204)		(6,335)
Less: depreciation and amortization	0		0		0		0
Operating income	(3,012)		(2,886)		(6,204)		(6,335)
Income (loss) from equity method investments, net	(9,629)		(5,044)		(16,654)		10,115
Interest expense, net	(12,018)		(3,027)		(17,551)		(7,141)
Other, net	(980)		(59)		(921)		(16)
Income (loss) from before income taxes	$ (25,639)		$ (11,016)		$ (41,330)		$ (3,377)

[1]	“Direct operating” excludes depreciation and other of $31.6 million and $64.9 million for the three and six months ended June 30, 2013 , respectively, and $30.2 million and $60.2 million for the three and six months ended June 30, 2012, respectively.

Business Segments and Enterprise-Wide Information (Schedule Of Contributions By Major Customers) (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Revenue, Major Customer [Line Items]
Percentage of revenue contributed by major customers			10.00%
Wal-Mart Stores Inc [Member]
Revenue, Major Customer [Line Items]
Percentage of revenue contributed by major customers	15.20%	16.20%	15.40%	16.40%
Walgreen Co [Member]
Revenue, Major Customer [Line Items]
Percentage of revenue contributed by major customers	14.80%	16.50%	15.00%	16.80%
Kroger Company [Member]
Revenue, Major Customer [Line Items]
Percentage of revenue contributed by major customers	10.20%	11.10%	10.20%	11.00%

Fair Value (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended				6 Months Ended	12 Months Ended	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Trademarks [Member]	Jun. 30, 2013 Notes Receivable [Member]	Dec. 31, 2011 Notes Receivable [Member]	Jun. 09, 2011 Notes Receivable [Member]	Jun. 30, 2013 Convertible Debt [Member]	Dec. 31, 2012 Convertible Debt [Member]	Jun. 30, 2013 Unsecured Debt [Member]
Fair Value Disclosure [Line Items]
Fair value of Redbox trademarks			$ 30,000,000
Estimated market royalty rates			1.50%
Market discount rate	11.00%		45.00%	18.00%			6.00%	4.50%	6.00%
Cash received from sale of business						19,500,000
Gross carrying value of Sigue note receivable						29,500,000
Additional loan to Sigue that may be required as a part of sale					4,000,000
Net carrying value of Sigue note receivable	26,633,000	26,731,000
Convertible debt, fair value							52,800,000	183,700,000
Interest rate, per year							4.00%
Debt Instrument, Maturity Date									Mar 15, 2019
Estimated fair value of senior unsecured notes									$ 350,000,000

Fair Value (Assets And Liabilities Measured At Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market demand accounts and investment grade fixed income securities	$ 88,900	$ 60,400
Short term investments	10,000	0
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market demand accounts and investment grade fixed income securities	88,853	60,425
Short term investments	0
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short term investments	10,000
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short term investments	$ 0

Commitments And Contingencies (Purchase Commitments) (Details) (Manufacturing And Service Agreement As Part Of Asset Acquisition [Member], USD $)	6 Months Ended
Jun. 30, 2013
Manufacturing And Service Agreement As Part Of Asset Acquisition [Member]
Long-term Purchase Commitment [Line Items]
Minimum margin to be paid	$ 25,000,000
Purchase commitment related to NCR acquisition	$ 19,000,000

Commitments And Contingencies (Standby Letters of Credit And Litigation) (Details) (Standby Letters Of Credit [Member], USD $)	Jun. 30, 2013 Quantity
Standby Letters Of Credit [Member]
Loss Contingencies [Line Items]
Number of irrevocable standby letters of credit	6
Maximum capacity to guarantee under existing letters of credit	$ 7,600,000
Irrevocable standby letters of credit, amount outstanding	$ 0

Commitments And Contingencies (Other Loss Contingencies) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
Jun. 30, 2013
Supply Agreement Member [Member]
Loss Contingencies [Line Items]
Benefit recognized in direct operating	$ 11.4
Indemnification Agreement [Member]
Loss Contingencies [Line Items]
Maximum range of potential loss	$ 10.4

Income Taxes (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of property and equipment	$ 12,700,000	$ 525,000	$ 12,832,000	$ 669,000
One-time tax benefit	17,800,000
Decrease in effective tax rate	37.40%		21.50%
Effective tax rate	1.80%		16.40%
NCR Kiosks and Series of Transactions [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of property and equipment	$ 11,800,000

Subsequent Event (Narrative) (Details) (USD $)	0 Months Ended		0 Months Ended
	Jul. 23, 2013 Subsequent Event [Member]	Jun. 30, 2013 ecoATM [Member]	Jul. 23, 2013 ecoATM [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Purchase price of ecoATM			$ 350,000,000
Equity method investment, ownership percentage		23.00%
Cash payment for acquisition of ecoATM			262,900,000
Withdraw under revolving line of credit	$ 100,000,000

Guarantor Subsidiaries - Condensed Balance Sheets (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 370,245	$ 453,452	$ 282,894	$ 321,635	$ 329,628	$ 341,855
Accounts receivable, net of allowances	60,908		58,331
Short term investments	10,000		0
Content library	172,497		177,409
Deferred income taxes	6,991		7,187
Prepaid expenses and other current assets	40,271		29,686
Intercompany receivables	0		0
Total current assets	660,912		555,507
Property and equipment, net	548,629		586,124
Notes receivable	26,633		26,731
Deferred income taxes	3,953		1,373
Goodwill and other intangible assets	340,183		344,063
Other long-term assets	49,184		47,927
Investment in related parties	0		0
Total assets	1,629,494		1,561,725
Current Liabilities:
Accounts payable	177,646		250,588
Accrued payable to retailers	137,227		138,413
Other accrued liabilities	131,245		146,125
Current callable convertible debt	51,105		0
Current portion of long-term debt and other	17,515		15,529
Current portion of capital lease obligations	13,792		13,350
Deferred tax liabilities	0		0
Intercompany payables	0		0
Total current liabilities	528,530		564,005
Long-term debt and other long-term liabilities	510,865		341,179
Capital lease obligations	13,143		15,702
Deferred tax liabilities	52,763		91,751
Total liabilities	1,105,301		1,012,637
Commitments and contingencies
Debt conversion feature	2,630		0
Stockholders’ Equity:
Preferred stock	0		0
Common stock	470,777		504,881
Treasury stock	(353,875)		(293,149)
Retained earnings	408,440		338,979
Accumulated other comprehensive loss	(3,779)		(1,623)
Total stockholders' equity	521,563	504,968	549,088
Total liabilities and stockholders' equity	1,629,494		1,561,725
Reportable Legal Entities | Outerwall Inc.
Current Assets:
Cash and cash equivalents	331,287		242,489	291,136		310,259
Accounts receivable, net of allowances	1,441		887
Short term investments	10,000
Content library	449		1,130
Deferred income taxes	10,544		27,372
Prepaid expenses and other current assets	14,925		11,748
Intercompany receivables	222,140		119,848
Total current assets	590,786		403,474
Property and equipment, net	188,756		188,251
Notes receivable	26,633		26,731
Deferred income taxes	0		0
Goodwill and other intangible assets	252,270		253,395
Other long-term assets	21,641		18,992
Investment in related parties	383,352		90,828
Total assets	1,463,438		981,671
Current Liabilities:
Accounts payable	20,295		21,368
Accrued payable to retailers	80,135		77,266
Other accrued liabilities	49,574		50,314
Current callable convertible debt	51,105
Current portion of long-term debt and other	17,500		15,312
Current portion of capital lease obligations	13,466		13,002
Deferred tax liabilities	0		0
Intercompany payables	137,284		56,473
Total current liabilities	369,359		233,735
Long-term debt and other long-term liabilities	491,850		322,279
Capital lease obligations	12,739		15,180
Deferred tax liabilities	44,625		54,855
Total liabilities	918,573		626,049
Commitments and contingencies
Debt conversion feature	2,630
Stockholders’ Equity:
Preferred stock	0		0
Common stock	541,155		574,842
Treasury stock	(353,875)		(293,149)
Retained earnings	355,990		74,985
Accumulated other comprehensive loss	(1,035)		(1,056)
Total stockholders' equity	542,235		355,622
Total liabilities and stockholders' equity	1,463,438		981,671
Reportable Legal Entities | Combined Guarantor Subsidiaries
Current Assets:
Cash and cash equivalents	3,824		0	0		0
Accounts receivable, net of allowances	57,084		56,293
Short term investments	0
Content library	167,880		173,339
Deferred income taxes	0		0
Prepaid expenses and other current assets	24,456		17,504
Intercompany receivables	166,660		76,878
Total current assets	419,904		324,014
Property and equipment, net	325,014		368,620
Notes receivable	0		0
Deferred income taxes	0		0
Goodwill and other intangible assets	87,859		90,614
Other long-term assets	27,528		28,906
Investment in related parties	24,055		24,395
Total assets	884,360		836,549
Current Liabilities:
Accounts payable	154,674		225,463
Accrued payable to retailers	41,396		46,493
Other accrued liabilities	78,821		92,724
Current callable convertible debt	0
Current portion of long-term debt and other	15		217
Current portion of capital lease obligations	0		0
Deferred tax liabilities	3,553		21,084
Intercompany payables	206,087		108,347
Total current liabilities	484,546		494,328
Long-term debt and other long-term liabilities	18,761		18,724
Capital lease obligations	0		0
Deferred tax liabilities	8,105		36,857
Total liabilities	511,412		549,909
Commitments and contingencies
Debt conversion feature	0
Stockholders’ Equity:
Preferred stock	0		0
Common stock	171,882		145,425
Treasury stock	0		0
Retained earnings	201,066		141,215
Accumulated other comprehensive loss	0		0
Total stockholders' equity	372,948		286,640
Total liabilities and stockholders' equity	884,360		836,549
Reportable Legal Entities | Combined Non-Guarantor Subsidiaries
Current Assets:
Cash and cash equivalents	35,134		40,759	31,791		31,766
Accounts receivable, net of allowances	2,383		1,151
Short term investments	0
Content library	4,168		2,940
Deferred income taxes	0		899
Prepaid expenses and other current assets	890		434
Intercompany receivables	4,205		3,581
Total current assets	46,780		49,764
Property and equipment, net	34,859		29,253
Notes receivable	0		0
Deferred income taxes	3,946		1,334
Goodwill and other intangible assets	0		0
Other long-term assets	15		29
Investment in related parties	0		0
Total assets	85,600		80,380
Current Liabilities:
Accounts payable	2,677		4,111
Accrued payable to retailers	15,696		14,654
Other accrued liabilities	2,850		3,087
Current callable convertible debt	0
Current portion of long-term debt and other	0		0
Current portion of capital lease obligations	326		348
Deferred tax liabilities	0		0
Intercompany payables	49,634		35,487
Total current liabilities	71,183		57,687
Long-term debt and other long-term liabilities	254		176
Capital lease obligations	404		522
Deferred tax liabilities	26		0
Total liabilities	71,867		58,385
Commitments and contingencies
Debt conversion feature	0
Stockholders’ Equity:
Preferred stock	0		0
Common stock	12,444		12,444
Treasury stock	0		0
Retained earnings	4,033		10,118
Accumulated other comprehensive loss	(2,744)		(567)
Total stockholders' equity	13,733		21,995
Total liabilities and stockholders' equity	85,600		80,380
Eliminations
Current Assets:
Cash and cash equivalents	0		(354)	(1,292)		(170)
Accounts receivable, net of allowances	0		0
Short term investments	0
Content library	0		0
Deferred income taxes	(3,553)		(21,084)
Prepaid expenses and other current assets	0		0
Intercompany receivables	(393,005)		(200,307)
Total current assets	(396,558)		(221,745)
Property and equipment, net	0		0
Notes receivable	0		0
Deferred income taxes	7		39
Goodwill and other intangible assets	54		54
Other long-term assets	0		0
Investment in related parties	(407,407)		(115,223)
Total assets	(803,904)		(336,875)
Current Liabilities:
Accounts payable	0		(354)
Accrued payable to retailers	0		0
Other accrued liabilities	0		0
Current callable convertible debt	0
Current portion of long-term debt and other	0		0
Current portion of capital lease obligations	0		0
Deferred tax liabilities	(3,553)		(21,084)
Intercompany payables	(393,005)		(200,307)
Total current liabilities	(396,558)		(221,745)
Long-term debt and other long-term liabilities	0		0
Capital lease obligations	0		0
Deferred tax liabilities	7		39
Total liabilities	(396,551)		(221,706)
Commitments and contingencies
Debt conversion feature	0
Stockholders’ Equity:
Preferred stock	0		0
Common stock	(254,704)		(227,830)
Treasury stock	0		0
Retained earnings	(152,649)		112,661
Accumulated other comprehensive loss	0		0
Total stockholders' equity	(407,353)		(115,169)
Total liabilities and stockholders' equity	$ (803,904)		$ (336,875)

Guarantor Subsidiaries - Condensed Statements of Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012
Condensed Financial Statements, Captions [Line Items]
Revenue	$ 554,230		$ 532,220		$ 1,128,916		$ 1,100,399
Expenses:
Direct operating	367,101	[1]	356,799	[1]	774,900	[1]	747,209	[1]
Marketing	7,539		5,610		15,496		12,567
Research and development	3,889		3,614		8,286		7,544
General and administrative	55,746		52,788		110,962		100,599
Depreciation and other	47,747		43,005		97,185		83,109
Amortization of intangible assets	1,877		624		3,894		1,311
Total expenses	483,899		462,440		1,010,723		952,339
Operating income	70,331		69,780		118,193		148,060
Other income (expense), net:
Income (loss) from equity method investments, net	(9,629)		(5,044)		(16,654)		10,115
Interest expense, net	(12,018)		(3,027)		(17,551)		(7,141)
Other, net	(980)		(59)		(921)		(16)
Total other income (expense), net	(22,627)		(8,130)		(35,126)		2,958
Income before income taxes	47,704		61,650		83,067		151,018
Income tax expense	(847)		(24,775)		(13,606)		(60,447)
Equity in income (losses) of subsidiaries	0		0		0		0
Net income	46,857		36,875		69,461		90,571
Foreign currency translation adjustment	(242)	[2]	(862)	[2]	(2,156)	[2]	(135)	[2]
Comprehensive income	46,615		36,013		67,305		90,436
Reportable Legal Entities | Outerwall Inc.
Condensed Financial Statements, Captions [Line Items]
Revenue	64,674		63,589		121,622		119,252
Expenses:
Direct operating	37,637		34,937		73,164		68,321
Marketing	1,421		1,362		3,031		3,234
Research and development	3,889		2,928		8,283		6,243
General and administrative	10,369		11,303		19,630		19,359
Depreciation and other	7,668		6,925		17,318		13,857
Amortization of intangible assets	569		570		1,139		1,206
Total expenses	61,553		58,025		122,565		112,220
Operating income	3,121		5,564		(943)		7,032
Other income (expense), net:
Income (loss) from equity method investments, net	(1,435)		(675)		(2,019)		(1,095)
Interest expense, net	(12,010)		(4,421)		(17,954)		(8,836)
Other, net	(2,981)		46		(1,090)		133
Total other income (expense), net	(16,426)		(5,050)		(21,063)		(9,798)
Income before income taxes	(13,305)		514		(22,006)		(2,766)
Income tax expense	21,532		(1,944)		26,750		(683)
Equity in income (losses) of subsidiaries	38,630		1,513		70,099		94,020
Net income	46,857		83		74,843		90,571
Foreign currency translation adjustment	188		0		21		(223)
Comprehensive income	47,045		83		74,864		90,348
Reportable Legal Entities | Combined Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Revenue	477,022		457,905		983,741		960,844
Expenses:
Direct operating	319,278		315,476		682,357		667,470
Marketing	5,430		3,817		11,312		8,428
Research and development	0		686		3		1,301
General and administrative	42,557		41,122		85,905		78,200
Depreciation and other	38,833		35,277		77,573		67,670
Amortization of intangible assets	1,308		54		2,755		105
Total expenses	407,406		396,432		859,905		823,174
Operating income	69,616		61,473		123,836		137,670
Other income (expense), net:
Income (loss) from equity method investments, net	(8,194)		(4,369)		(14,635)		11,210
Interest expense, net	(4)		1,398		453		1,701
Other, net	2,015		(66)		211		(133)
Total other income (expense), net	(6,183)		(3,037)		(13,971)		12,778
Income before income taxes	63,433		58,436		109,865		150,448
Income tax expense	(23,120)		(23,033)		(41,805)		(59,961)
Equity in income (losses) of subsidiaries	(1,683)		2,898		(652)		3,533
Net income	38,630		38,301		67,408		94,020
Foreign currency translation adjustment	0		0		0		0
Comprehensive income	38,630		38,301		67,408		94,020
Reportable Legal Entities | Combined Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Revenue	12,534		10,726		23,553		20,303
Expenses:
Direct operating	12,640		6,386		24,090		13,921
Marketing	688		431		1,153		905
Research and development	0		0		0		0
General and administrative	366		363		716		537
Depreciation and other	1,246		803		2,294		1,582
Amortization of intangible assets	0		0		0		0
Total expenses	14,940		7,983		28,253		16,945
Operating income	(2,406)		2,743		(4,700)		3,358
Other income (expense), net:
Income (loss) from equity method investments, net	0		0		0		0
Interest expense, net	(4)		(4)		(50)		(6)
Other, net	(14)		(39)		(42)		(16)
Total other income (expense), net	(18)		(43)		(92)		(22)
Income before income taxes	(2,424)		2,700		(4,792)		3,336
Income tax expense	741		202		1,449		197
Equity in income (losses) of subsidiaries	0		0		0		0
Net income	(1,683)		2,902		(3,343)		3,533
Foreign currency translation adjustment	(430)		(862)		(2,177)		88
Comprehensive income	(2,113)		2,040		(5,520)		3,621
Eliminations
Condensed Financial Statements, Captions [Line Items]
Revenue	0		0		0		0
Expenses:
Direct operating	(2,454)		0		(4,711)		(2,503)
Marketing	0		0		0		0
Research and development	0		0		0		0
General and administrative	2,454		0		4,711		2,503
Depreciation and other	0		0		0		0
Amortization of intangible assets	0		0		0		0
Total expenses	0		0		0		0
Operating income	0		0		0		0
Other income (expense), net:
Income (loss) from equity method investments, net	0		0		0		0
Interest expense, net	0		0		0		0
Other, net	0		0		0		0
Total other income (expense), net	0		0		0		0
Income before income taxes	0		0		0		0
Income tax expense	0		0		0		0
Equity in income (losses) of subsidiaries	(36,947)		(4,411)		(69,447)		(97,553)
Net income	(36,947)		(4,411)		(69,447)		(97,553)
Foreign currency translation adjustment	0		0		0		0
Comprehensive income	$ (36,947)		$ (4,411)		$ (69,447)		$ (97,553)

[1]	“Direct operating” excludes depreciation and other of $31.6 million and $64.9 million for the three and six months ended June 30, 2013 , respectively, and $30.2 million and $60.2 million for the three and six months ended June 30, 2012, respectively.
[2]	Foreign currency translation adjustment has no tax effect for the three and six months ended June 30, 2013 and 2012, respectively.

Guarantor Subsidiaries - Condensed Statements of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Operating Activities:
Net income	$ 46,857	$ 36,875	$ 69,461	$ 90,571
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and other	47,747	43,005	97,185	83,109
Amortization of intangible assets and deferred financing fees	2,590	1,155	5,167	2,374
Share-based payments expense	3,843	5,938	8,680	14,730
Excess tax benefits on share-based payments	(960)	(598)	(3,029)	(3,737)
Deferred income taxes	(47,327)	25,440	(36,911)	56,624
(Income) loss from equity method investments, net	9,629	5,044	16,654	(10,115)
Non-cash interest on convertible debt	1,111	1,764	2,774	3,481
Loss from extinguishments of callable convertible debt	4,011	0	5,949	0
Other	(482)	(1,802)	(1,811)	(3,313)
Equity in income (losses) of subsidiaries	0	0	0	0
Cash flows from changes in operating assets and liabilities:
Accounts receivable	(4,955)	(4,839)	(2,650)	(6,615)
Content library	(16,700)	(722)	4,912	(4,040)
Prepaid expenses and other current assets	(2,690)	(3,062)	(10,611)	(6,874)
Other assets	388	444	902	995
Accounts payable	(41,001)	12,634	(70,972)	(26,027)
Accrued payable to retailers	14,424	11,891	(273)	(2,123)
Other accrued liabilities	13,077	6,136	(14,763)	5,181
Net cash flows from operating activities	29,562	139,303	70,664	194,221
Investing Activities:
Purchases of property and equipment	(35,499)	(38,694)	(68,730)	(76,701)
Proceeds from sale of property and equipment	12,700	525	12,832	669
Net sales (purchases) of short term investments	43,000	0	(10,000)	0
Receipt of note receivable principal	0	0	95	0
Acquisition of NCR DVD kiosk business	0	(100,000)	0	(100,000)
Equity investments	0	0	(14,000)	(28,350)
Investments in and advances to affiliates			0	0
Net cash flows from investing activities	20,201	(138,169)	(79,803)	(204,382)
Financing Activities:
Proceeds from issuance of senior unsecured notes	0	0	343,769	0
Financing costs associated with senior unsecured notes	(142)	0	(444)	0
Principal payments on term loan and repurchase of convertible debt	(110,460)	(2,187)	(176,196)	(4,375)
Repurchases of common stock	(24,906)	(4,058)	(71,388)	(4,058)
Principal payments on capital lease obligations and other debt	(4,200)	(4,511)	(7,451)	(9,194)
Excess tax benefits related to share-based payments	960	598	3,029	3,737
Proceeds from exercise of stock options, net	5,652	1,768	6,745	3,981
Net cash flows from financing activities	(133,096)	(8,390)	98,064	(9,909)
Effect of exchange rate changes on cash	126	(737)	(1,574)	(150)
Increase (decrease) in cash and cash equivalents	(83,207)	(7,993)	87,351	(20,220)
Cash and cash equivalents:
Beginning of period	453,452	329,628	282,894	341,855
End of period	370,245	321,635	370,245	321,635
Reportable Legal Entities | Outerwall Inc.
Operating Activities:
Net income	46,857	83	74,843	90,571
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and other	7,668	6,925	17,318	13,857
Amortization of intangible assets and deferred financing fees			2,412	2,269
Share-based payments expense			5,063	5,280
Excess tax benefits on share-based payments			(3,029)	(3,737)
Deferred income taxes			10,915	7,141
(Income) loss from equity method investments, net	1,435	675	2,019	1,095
Non-cash interest on convertible debt			2,774	3,481
Loss from extinguishments of callable convertible debt			5,949
Other			(1,536)	(1,477)
Equity in income (losses) of subsidiaries	(38,630)	(1,513)	(70,099)	(94,020)
Cash flows from changes in operating assets and liabilities:
Accounts receivable			(555)	(137)
Content library			680	134
Prepaid expenses and other current assets			(3,176)	470
Other assets			145	74
Accounts payable			3,221	(5,310)
Accrued payable to retailers			2,869	2,009
Other accrued liabilities			1,542	(1,343)
Net cash flows from operating activities			51,355	20,357
Investing Activities:
Purchases of property and equipment			(32,037)	(28,481)
Proceeds from sale of property and equipment			12,079	361
Net sales (purchases) of short term investments			(10,000)
Receipt of note receivable principal			95
Acquisition of NCR DVD kiosk business				0
Equity investments			0	(10,000)
Investments in and advances to affiliates			(31,177)	3,110
Net cash flows from investing activities			(61,040)	(35,010)
Financing Activities:
Proceeds from issuance of senior unsecured notes			343,769
Financing costs associated with senior unsecured notes			(444)
Principal payments on term loan and repurchase of convertible debt			(176,196)	(4,375)
Repurchases of common stock			(71,388)	(4,058)
Principal payments on capital lease obligations and other debt			(7,053)	(3,532)
Excess tax benefits related to share-based payments			3,029	3,737
Proceeds from exercise of stock options, net			6,745	3,981
Net cash flows from financing activities			98,462	(4,247)
Effect of exchange rate changes on cash			21	(223)
Increase (decrease) in cash and cash equivalents			88,798	(19,123)
Cash and cash equivalents:
Beginning of period			242,489	310,259
End of period	331,287	291,136	331,287	291,136
Reportable Legal Entities | Combined Guarantor Subsidiaries
Operating Activities:
Net income	38,630	38,301	67,408	94,020
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and other	38,833	35,277	77,573	67,670
Amortization of intangible assets and deferred financing fees			2,755	105
Share-based payments expense			3,617	9,450
Excess tax benefits on share-based payments			0	0
Deferred income taxes			(46,283)	49,726
(Income) loss from equity method investments, net	8,194	4,369	14,635	(11,210)
Non-cash interest on convertible debt			0	0
Loss from extinguishments of callable convertible debt			0
Other			(272)	(1,837)
Equity in income (losses) of subsidiaries	1,683	(2,898)	652	(3,533)
Cash flows from changes in operating assets and liabilities:
Accounts receivable			(791)	(6,360)
Content library			5,459	(3,237)
Prepaid expenses and other current assets			(6,951)	(7,120)
Other assets			744	921
Accounts payable			(74,894)	(19,985)
Accrued payable to retailers			(5,097)	(4,177)
Other accrued liabilities			(16,177)	6,671
Net cash flows from operating activities			22,378	171,104
Investing Activities:
Purchases of property and equipment			(25,474)	(45,082)
Proceeds from sale of property and equipment			750	308
Net sales (purchases) of short term investments			0
Receipt of note receivable principal			0
Acquisition of NCR DVD kiosk business				(100,000)
Equity investments			(14,000)	(18,350)
Investments in and advances to affiliates			20,373	(2,483)
Net cash flows from investing activities			(18,351)	(165,607)
Financing Activities:
Proceeds from issuance of senior unsecured notes			0
Financing costs associated with senior unsecured notes			0
Principal payments on term loan and repurchase of convertible debt			0	0
Repurchases of common stock			0	0
Principal payments on capital lease obligations and other debt			(203)	(5,497)
Excess tax benefits related to share-based payments			0	0
Proceeds from exercise of stock options, net			0	0
Net cash flows from financing activities			(203)	(5,497)
Effect of exchange rate changes on cash			0	0
Increase (decrease) in cash and cash equivalents			3,824	0
Cash and cash equivalents:
Beginning of period			0	0
End of period	3,824	0	3,824	0
Reportable Legal Entities | Combined Non-Guarantor Subsidiaries
Operating Activities:
Net income	(1,683)	2,902	(3,343)	3,533
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and other	1,246	803	2,294	1,582
Amortization of intangible assets and deferred financing fees			0	0
Share-based payments expense			0	0
Excess tax benefits on share-based payments			0	0
Deferred income taxes			(1,543)	(243)
(Income) loss from equity method investments, net	0	0	0	0
Non-cash interest on convertible debt			0	0
Loss from extinguishments of callable convertible debt			0
Other			(3)	1
Equity in income (losses) of subsidiaries	0	0	0	0
Cash flows from changes in operating assets and liabilities:
Accounts receivable			(1,304)	(118)
Content library			(1,227)	(937)
Prepaid expenses and other current assets			(484)	(224)
Other assets			13	0
Accounts payable			347	390
Accrued payable to retailers			1,955	45
Other accrued liabilities			(128)	(147)
Net cash flows from operating activities			(3,423)	3,882
Investing Activities:
Purchases of property and equipment			(11,219)	(3,138)
Proceeds from sale of property and equipment			3	0
Net sales (purchases) of short term investments			0
Receipt of note receivable principal			0
Acquisition of NCR DVD kiosk business				0
Equity investments			0
Investments in and advances to affiliates			10,804	(627)
Net cash flows from investing activities			(412)	(3,765)
Financing Activities:
Proceeds from issuance of senior unsecured notes			0
Financing costs associated with senior unsecured notes			0
Principal payments on term loan and repurchase of convertible debt			0	0
Repurchases of common stock			0	0
Principal payments on capital lease obligations and other debt			(195)	(165)
Excess tax benefits related to share-based payments			0	0
Proceeds from exercise of stock options, net			0	0
Net cash flows from financing activities			(195)	(165)
Effect of exchange rate changes on cash			(1,595)	73
Increase (decrease) in cash and cash equivalents			(5,625)	25
Cash and cash equivalents:
Beginning of period			40,759	31,766
End of period	35,134	31,791	35,134	31,791
Eliminations
Operating Activities:
Net income	(36,947)	(4,411)	(69,447)	(97,553)
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and other	0	0	0	0
Amortization of intangible assets and deferred financing fees			0	0
Share-based payments expense			0	0
Excess tax benefits on share-based payments			0	0
Deferred income taxes			0	0
(Income) loss from equity method investments, net	0	0	0	0
Non-cash interest on convertible debt			0	0
Loss from extinguishments of callable convertible debt			0
Other			0	0
Equity in income (losses) of subsidiaries	36,947	4,411	69,447	97,553
Cash flows from changes in operating assets and liabilities:
Accounts receivable			0	0
Content library			0	0
Prepaid expenses and other current assets			0	0
Other assets			0	0
Accounts payable			354	(1,122)
Accrued payable to retailers			0	0
Other accrued liabilities			0	0
Net cash flows from operating activities			354	(1,122)
Investing Activities:
Purchases of property and equipment			0	0
Proceeds from sale of property and equipment			0	0
Net sales (purchases) of short term investments			0
Receipt of note receivable principal			0
Acquisition of NCR DVD kiosk business				0
Equity investments			0	0
Investments in and advances to affiliates			0	0
Net cash flows from investing activities			0	0
Financing Activities:
Proceeds from issuance of senior unsecured notes			0
Financing costs associated with senior unsecured notes			0
Principal payments on term loan and repurchase of convertible debt			0	0
Repurchases of common stock			0	0
Principal payments on capital lease obligations and other debt			0	0
Excess tax benefits related to share-based payments			0	0
Proceeds from exercise of stock options, net			0	0
Net cash flows from financing activities			0	0
Effect of exchange rate changes on cash			0	0
Increase (decrease) in cash and cash equivalents			354	(1,122)
Cash and cash equivalents:
Beginning of period			(354)	(170)
End of period	$ 0	$ (1,292)	$ 0	$ (1,292)